As filed with the Securities and Exchange Commission on or about June 26, 2002
                                          Registration No. 33-17463 and 811-5344
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  -------------

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. ___


                         Post-Effective Amendment No. 33               [X]


                                     and/or

                             REGISTRATION STATEMENT
                    Under the Investment Company Act of 1940

                                Amendment No. 32                       [X]

                               WILLIAM BLAIR FUNDS
               (Exact Name of Registrant as Specified in Charter)

                            222 West Adams Street
                           Chicago, Illinois 60606
          (Address of Principal Executive Offices, including Zip Code)

       Registrant's Telephone Number, Including Area Code: (312) 364-8000

                                                           Copy to:
                Marco Hanig
            William Blair Funds                         Cathy G. O'Kelly
           222 West Adams Street               Vedder, Price, Kaufman & Kammholz
          Chicago, Illinois 60606                  222 North LaSalle Street
  (Name and Address of Agent for Service)           Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box)


[_]   immediately upon filing pursuant to paragraph (b); or
[X]   on June 26, 2002 pursuant to paragraph (b); or
[_]   60 days after filing pursuant to paragraph (a)(1); or
[_]   on (date) pursuant to paragraph (a)(1); or
[ ]   75 days after filing pursuant to paragraph (a)(2); or
[_]   on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                   June 26, 2002


                               William Blair Funds
                                  ____________

                     Institutional International Growth Fund

                                  ____________

This prospectus contains important information about the Institutional International Growth Fund, including its investment objective and high minimum investment requirement. For your benefit and protection, please read it before you invest and keep it for future reference.















The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

To reduce costs, Fund shares are not available for sale in all states. To find out if shares are available or can be made available in your state, or to obtain an application, call 1-800-724-7272.


                               William Blair Funds
                              222 West Adams Street
                             Chicago, Illinois 60606

                               TABLE OF CONTENTS


                                                                            Page

SUMMARY .....................................................................  1

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES ....................  3

INVESTMENT RISKS ............................................................  5

MANAGEMENT OF THE FUND ......................................................  7

YOUR ACCOUNT ................................................................  8

     How to Buy Shares ......................................................  8

     How to Sell Shares .....................................................  9

     Dividends and Distributions ............................................ 10

     Taxes .................................................................. 10

SHAREHOLDER SERVICES AND ACCOUNT POLICIES ................................... 12

DETERMINATION OF NET ASSET VALUE ............................................ 13

INVESTMENT GLOSSARY ......................................................... 14

PRIVACY POLICY .............................................................. 17

FOR MORE INFORMATION ........................................................ 18

                                     SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE: The William Blair Institutional International Growth Fund seeks long-term capital appreciation.

MAIN INVESTMENT STRATEGIES: The Fund invests a substantial portion of its assets in a diversified portfolio of common stocks of foreign companies of all sizes. In choosing investments, the Advisor performs fundamental company analysis. The Advisor generally seeks common stocks of companies that historically have had and are expected to maintain superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide. Following stock selection, country selection and industry allocation are the next most important investment criteria. The Advisor will vary the geographic diversification and types of securities in which the Fund invests based upon its continuous evaluation of economic, market and political trends throughout the world. The Advisor normally will allocate the Fund's investments among at least six different countries. Normally, the Fund's investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. However, selective investments may also be made in Latin America and in other parts of the world. The Fund may invest in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

MAIN RISKS OF INVESTING: Because the Fund invests most of its assets in common stocks of foreign companies, the primary risk is that the value of the stocks it holds might decrease in response to the activities of those companies or market and economic conditions. Thus, the Fund's returns will vary, and you could lose money by investing in the Fund. Foreign investments often involve additional risks, including political instability, differences in financial reporting standards, and less stringent regulation of securities markets. These risks are magnified in less-established, emerging markets. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees and higher brokerage commissions associated with foreign securities. Because the securities held by the Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the Fund's investments. In addition, the Fund may invest in the securities of small companies, which may be more volatile and less liquid than securities of large companies. Of course, for all mutual funds there is the risk that a strategy used by the Advisor may fail to produce its intended result. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY: The bar chart and table showing the Fund's annual returns are not included because the Fund does not have annual returns for a full calendar year.

FEES AND EXPENSES: This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees. Fund shares are no-load investments, so you will not pay any shareholder fees to buy shares or reinvest dividends in additional shares.

Annual Fund operating expenses are deducted from the Fund's assets:

             Management Fee ....................................  1.00%
             Distribution (Rule 12b-1) Fees ....................  None
             Other Expenses/(1)/ ...............................  0.38%
                                                                  ----
                Total Annual Fund Operating Expenses
                  (without waiver)/(2)/ ........................  1.38%
                Advisor's Expense Waiver .......................  0.28%
                                                                  ----
                Net Expenses (with waiver) .....................  1.10%

_________

1 "Other Expenses" are estimated for the current fiscal year since the Fund did not commence operations until July 1, 2002.
2 The Advisor has entered into an agreement with the Fund to cap the Fund's expenses at 1.10% until April 30, 2003; the Advisor may continue to waive fees thereafter.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 Year       3 Years
                             ------       -------
                              $112         $409

            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Institutional International Growth Fund is a series of William Blair Funds, an open-end management investment company. William Blair & Company, L.L.C. (the "Advisor") provides management and investment advisory services to the Fund.

The following section takes a closer look at the investment objective of the Fund, its principal investment strategies, additional strategies and certain related investment risks. In addition, the Statement of Additional Information contains more detailed information about certain of these practices, the potential risks and/or the limitations adopted by the Fund to help manage such risks.

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Institutional International Growth Fund is intended for long-term investors. In addition, the Fund is intended for investors who can accept the risks entailed in investing in foreign securities. Of course, there can be no assurance that the Fund will achieve its objective.

Goal and Principal Strategies

The William Blair Institutional International Growth Fund seeks long-term capital appreciation. Current income is not an investment objective, although it is anticipated that capital appreciation will normally be accompanied by modest investment income, which may vary depending on the allocation of the investments.

The Fund's assets normally will be allocated among not fewer than six different countries and will not concentrate investments in any particular industry. However, the Fund may have more than 25% of its assets invested in any major industrial or developed country. No more than 50% of the Fund's equity securities may be invested in securities of issuers of any one country at any given time. The Fund ordinarily will invest at least 80% of its total assets in a diversified portfolio of common stocks with above-average growth, profitability and quality characteristics, issued by companies of all sizes domiciled outside the U.S. The Fund may also invest in securities convertible into, exchangeable for or having the right to buy such common stocks.

Investment Process

Stock Selection. In selecting companies for investment, fundamental company analysis and stock selection are the Advisor's primary investment criteria. The Advisor seeks companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth at reasonable valuation levels will be the primary focus. Stock selection will take into account both local and global comparisons.

Country Allocation. In pursuing the Fund's investment objective, the Advisor will vary the geographic diversification and types of securities based upon the Advisor's continuous evaluation of economic, market and political trends throughout the world. The investment of the Fund's assets in various international securities markets tends to decrease the degree to which events in any one country can affect the entire Fund. In making decisions regarding the country allocation, the Advisor will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors. Normally, the Fund's investments will be spread throughout the world (excluding the United States). The Advisor intends to maintain approximately 10% to 20% of the Fund's assets in emerging markets, although that allocation will vary over time. Emerging market companies are (1) companies organized under the laws of an emerging market country or having securities that are traded principally on an exchange or over-the-counter in an emerging market country; or (2) companies which, regardless of where organized or traded, have a significant amount of assets (at least 50%) located in and/or derive a significant amount of their revenues (at least 50%) from goods purchased or sold, investments made or services performed in or with emerging market countries. Currently, emerging markets include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Advisor will seek investment opportunities in companies at different stages of development ranging from large, well-established companies to smaller companies at an earlier stage of development.

Additional Strategies

For liquidity purposes, up to 20% of the Fund's assets may be held in cash (U.S. dollars and foreign currencies) or in short-term securities, such as repurchase agreements, and domestic and foreign money market instruments, such as government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper and short-term corporate debt securities. The Fund does not have specific rating requirements for its short-term securities; however, the Advisor presently does not intend to invest more than 5% of the Fund's net assets in securities rated lower than investment grade. The Fund may significantly alter its make-up and employ a temporary defensive strategy if, in the judgment of the Advisor, investments in the Fund's usual markets or types of securities become unattractive because of current or anticipated economic, financial, political or social factors.

The Fund may enter into forward foreign currency transactions in an effort to protect against changes in foreign exchange rates. To a limited extent, the Fund may also invest in depository receipts, foreign currency futures, forward foreign currency transactions, illiquid securities, investment companies, repurchase agreements and when-issued and delayed delivery securities, which are described in the Investment Glossary. The Investment Glossary also describes the Fund's policies with regard to borrowing, concentration, diversification, and portfolio turnover. The Fund may invest to a very limited extent in warrants, which are described in the Statement of Additional Information.

Portfolio Management

The Institutional International Growth Fund is managed by W. George Greig.

W. George Greig, a principal of William Blair & Company, L.L.C., has managed the Fund since its inception in 2002. He has also managed the William Blair International Growth Fund since 1996 when he joined the Investment Management Department as an international portfolio manager. He headed international equities for PNC Bank in Philadelphia from 1995 to 1996 and, prior to that, he was a founding partner of Pilgrim Baxter & Associates, where he was an analyst, research director and portfolio manager for over ten years. He also served as chief investment officer of Framlington Group plc during its association with Pilgrim Baxter and founded and managed a joint venture between the two firms.
Education: B.S., Massachusetts Institute of Technology; M.B.A., Wharton School of the University of Pennsylvania.

                                INVESTMENT RISKS
--------------------------------------------------------------------------------

Stocks. Because the Institutional International Growth Fund invests substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds may decrease in response to the activities of an individual company or in response to general market, business and economic conditions. If this occurs, the Fund's share price may also decrease.

Foreign Investments. The Institutional International Growth Fund seeks to invest in companies and governments of countries having stable or improving political environments; however, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions and other adverse political, social or diplomatic developments that could affect investments in these nations.

The risks of investing in securities of foreign issuers may include less publicly available information, less governmental regulation and supervision of foreign stock exchanges, brokers and issuers, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, nationalization, confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital and difficulty in obtaining and enforcing judgments against foreign entities. Securities of some foreign issuers are less liquid and their prices more volatile than the securities of U.S. companies. In addition, the time period for settlement of transactions in foreign securities generally is longer than for domestic securities.

The foreign securities held by the Fund usually will be denominated in currencies other than the U.S. dollar. Therefore, changes in foreign exchange rates will affect the value of the securities held in the Fund either beneficially or adversely. Fluctuations in foreign currency exchange rates will also affect the dollar value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, available for distribution to shareholders.

Emerging Markets. Country allocation risks are typically intensified in emerging markets, which are the less developed and developing nations. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Investments in emerging markets companies are speculative and subject to special risks. Political and economic structures in many of these countries may be in their infancy and developing rapidly. Such countries may also lack the social, political and economic characteristics of more developed countries. The currencies of certain emerging market countries have experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of a fund's assets denominated in such currencies. Many emerging market countries have experienced substantial rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the values of the Fund's investments in emerging market countries and the availability to the Fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. There is an increased risk, therefore, of uninsured loss due to lost, stolen, or counterfeit stock certificates. Prior governmental approval of non-domestic investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

Further, the economies of certain developing countries may be dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Operating Expenses. The Institutional International Growth Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities, since expenses such as custodial fees related to foreign investments are usually higher than those associated with investments in U.S. securities. Similarly, brokerage commissions on purchases and sales of foreign securities are generally higher than on domestic securities. In addition, dividends and interest from foreign securities may be subject to foreign withholding taxes. (For more information, see "Your Account -- Taxes.")

Temporary Defensive Position. The Fund may significantly alter its make-up as a temporary defensive strategy. A defensive strategy will be employed if, in the judgment of the Advisor, investments in the Fund's usual markets or types of securities become unattractive because of current or anticipated adverse economic, financial, political or social factors. For temporary defensive purposes, the Fund may acquire and hold fixed-income securities and securities issued by the U.S. or foreign governments as well as domestic or foreign money market instruments and non-convertible preferred stock, each of which would be of investment-grade. At such time as the Advisor determines that the Fund's defensive strategy is no longer warranted, the Fund will adjust its portfolio back to its normal complement of securities as soon as practicable. When the Fund is invested defensively, it may not meet its investment objective.

                             MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

Trustees, Officers and Advisor. The Board of Trustees of the William Blair Funds (the "Trust") has overall management responsibility. The duties of the trustees and officers of the Trust include supervising the business affairs of the Trust, monitoring investment activities and practices and considering and acting upon future plans for the Trust. The Statement of Additional Information has the names of and additional information about the trustees and officers of the Trust. The Advisor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, is responsible for providing investment advisory and management services to the Fund, subject to the direction of the Board of Trustees. The Advisor is also the principal underwriter and distributor of the Trust and acts as agent of the Trust in the sale of its shares (the "Distributor"). William Blair & Company, L.L.C. was founded over 65 years ago by William McCormick Blair. Today, the firm has over 175 principals and over 850 employees. The main office in Chicago houses all research and investment management services.

The Investment Management Department oversees the assets of the William Blair Funds, along with corporate pension plans, endowments and foundations and individual accounts. The department currently manages nearly $13 billion in equities, fixed-income securities and cash equivalents.

The Advisor firmly believes that clients are best served when portfolio managers are encouraged to draw on their experience and develop new ideas. This philosophy has helped build a hard-working, results-oriented team of over 35 portfolio managers, supported by over 30 analysts, with an exceptionally low turnover rate. William Blair portfolio managers generally average more than ten years with William Blair and more than two decades of experience in the investment industry. The Advisor is registered as an investment adviser under the Investment Advisers Act of 1940.

The Fund pays the Advisor a monthly investment management fee of 1.00% of the first $500 million of the Fund's average daily net assets; plus 0.95% of the next $500 million of the Fund's average daily net assets; plus 0.90% of the Fund's average daily net assets over $1 billion.

Custodian. The Custodian is Investors Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02117. The Custodian is responsible for custody of portfolio securities, fund accounting and the calculation of the Fund's net asset value.

Transfer Agent and Dividend Paying Agent. The Transfer Agent and Dividend Paying Agent is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                                  YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO BUY SHARES
(By Mail, by Wire or by Telephone)

Eligibility and Minimum Investment. The Fund is designed for institutional investors, including, but not limited to employee benefit plans, endowments, foundations, trusts and corporations, who are able to meet the Fund's high minimum investment requirement. Generally, each investor is required to open a single account with the Fund for all purposes. In certain cases, the Trust may request investors to maintain separate omnibus accounts for shares held by the investor for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary. Each account must separately meet the Fund's minimum investment requirement.

The minimum initial investment is $5 million. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application and corporate resolutions, if applicable. The Trust does not impose any sales charges in connection with purchases of Fund shares, although Service Agents and other institutions may charge their clients fees in connection with purchases for the accounts of their clients. The Advisor may from time to time enter into fee sharing arrangements with Service Agents or third parties who market the Fund. The Fund does not issue share certificates.

To reduce costs, Fund shares are not available for sale in all states. To find out if shares are available or can be made available in your state, or to obtain an application, call 1-800-724-7272.

Purchase Price. The Fund is sold at the public offering price, which is the net asset value per share that is next computed after receipt of your order in proper form by the Distributor, the Transfer Agent or a designated agent thereof. If you fail to pay for your order, you will be liable for any loss to the Fund and, if you are a current shareholder, the Fund may redeem some or all of your shares to cover such loss.

Note: All purchases made by check should be in U.S. dollars and made payable to William Blair Funds. When purchases are made by check, the Fund may delay sending redemption proceeds until it determines that collected funds have been received for the purchase of such shares, which may be up to 15 calendar days.

Purchases In Kind. You may, subject to the approval of the Trust, purchase shares of the Fund in securities that are eligible for purchase by the Fund and that have values that are readily ascertainable in accordance with the Fund's valuation policies.

Right to Reject Your Purchase Order. The Trust reserves the right to decline your purchase order upon receipt for any reason, including excessive, short-term (market-timing) or other abusive trading practices which may disrupt portfolio management strategies and harm Fund performance. The Trust also reserves the right to delay delivery of redemption proceeds -- up to seven days -- or to honor certain redemptions with securities, rather than cash.

By Mail

Opening an Account. Send your check and completed application to the Distributor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606.

Adding to an Account. To purchase additional shares, make out a check for the amount of your investment, payable to "William Blair Funds." Mail the check, together with a letter that specifies the Fund name, the account number and the name(s) in which the account is registered, to State Street Bank and Trust Company, P.O. Box 8506, Boston, Massachusetts 02266-8506.

By Wire

Opening or Adding an Account. First, call the Distributor at 1-800-742-7272 for an account number. Then instruct your bank to wire federal funds to:

            State Street Bank and Trust Co.
            ABA # 011000028
            DDA # 99029340
            Attn: Custody & Shareholder Services
            225 Franklin Street
            Boston, Massachusetts 02110

Include your assigned account number and the name(s) in which the account is registered. Finally, complete the account application, indicate the account number assigned to you by the Distributor and mail it to the Distributor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606.

By Telephone

Opening an Account. See "By Wire."

Adding to an Account. Call State Street at 1-800-635-2886 (in Massachusetts, 1-800-635-2840). To add to an existing account by telephone, you must have selected this option on your account application.

HOW TO SELL SHARES
(By Mail, by Wire or by Telephone)

You can arrange to take money out of your account by selling ("redeeming") some or all of your shares. You may give instructions to redeem your shares by mail, by wire or by telephone, as described below.

By Mail

To redeem shares by mail, send a written redemption request signed by an authorized person, as set forth on the application or corporate resolution, to State Street Bank and Trust Company, P.O. Box 8506, Boston, Massachusetts 02266-8506.

Written Redemption Requests Must Include:

         - a letter that contains your name and the dollar amount or number of shares to be redeemed; and
         - any other necessary documents, such as corporate resolutions or evidence of authority (for example, letters testamentary), dated not more than 60 days prior to receipt thereof by State Street or the Distributor.

 By Wire

To redeem some or all of your shares by wire, you may contact the Transfer Agent, by mail or telephone, as explained herein. To redeem by wire, you must have elected this option on your account application and attached to the application a corporate resolution authorizing those able to act on your behalf.

By Telephone

To redeem shares by telephone, you must have elected this option on your account application. Contact the Transfer Agent at 1-800-635-2886 (in Massachusetts, 1-800-635-2840).

Note: Telephone redemption requests should NOT be directed to the Trust or to the Distributor.

Redemption Price. The redemption price that you receive for your shares may be more or less than the amount that you originally paid for them, depending upon their net asset value next calculated after receipt of your redemption request in proper order by the Distributor, the Transfer Agent or a designated agent thereof.

Payment for Redeemed Shares. Payment normally will be mailed to you at the address of record for your account by the third business day after receipt by State Street of a redemption request and any other required documentation and after any checks in payment for your shares have cleared.

Delayed Proceeds. The Trust reserves the right to delay delivery of your redemption proceeds -- up to seven days -- or to honor certain redemptions with securities, rather than cash, as described in the next section.

Redemptions In Kind. If the Advisor determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the Fund's shares. Shareholders receiving securities or other financial assets on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. Notwithstanding the above, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the Fund's net asset value during any 90-day period for any one shareholder of record.

Automatic Redemptions. The Fund reserves the right to close your account if the value of the account is less than $5 million, unless the reduction in value is, due to solely market depreciation. Before closing an account, the Fund will notify you and allow you at least 30 days to bring the value of the account up to $5 million.

DIVIDENDS AND DISTRIBUTIONS

Income Dividends. The Fund earns dividends from stocks and interest from bond, money market, and other investments, which are passed along to shareholders as income dividends as long as expenses do not exceed income.

Capital Gain Distributions. The Fund realizes capital gains whenever it sells securities for a higher price than it paid for them, which are passed along to shareholders as capital gain distributions.

As a shareholder, you are entitled to your portion of the Fund's net income and gains on its investments. The Fund passes its earnings along to you as distributions. The Fund's policy is to distribute substantially all net investment income, if any, and all net realized capital gain, if any. All distributions of income and capital gain and any return of capital have the effect of immediately thereafter decreasing net asset value per share. Income dividends and capital gain distributions will be automatically reinvested in additional shares at net asset value on the reinvestment date, unless you specifically request otherwise (see "Shareholder Services and Account Policies -- Dividend Options"). Cash payments are made by the Dividend Paying Agent, State Street Bank and Trust Company, shortly following the reinvestment date.

When Dividends are Paid

All of the Fund's income dividends and/or capital gain distributions, if any, generally will be paid in December and/or January.

The Fund may vary these dividend practices at any time. Income dividends and any capital gain distributions will vary from year to year. Dividends and distributions may be subject to withholding, as required by the Internal Revenue Service (see "Your Account--Taxes").

TAXES

As with any investment, you should consider how your investment in the Fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.

Taxes on Distributions. The Fund's distributions are subject to Federal income tax and may also be subject to state or local taxes. Distributions may be taxable at different tax rates depending upon the length of time the Fund holds the security. Your distributions are generally taxable when they are paid, whether you take them in cash or reinvest them in additional shares. However, dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid before the following February 1 are treated as having been paid on December 31 of the calendar year declared for Federal income tax purposes. The Fund will inform you of the amount and nature of distributions paid.

Under the Federal tax laws, income dividends and short-term capital gains distributions are taxed as ordinary income. Long-term capital gain distributions are taxed as long-term capital gains. It is not anticipated that the ordinary income dividends of the Institutional International Growth Fund will be eligible for the dividends-received deduction available to corporate shareholders.

Taxes on Transactions. Redemptions of Fund shares are treated as a sale of such shares and are subject to taxation. If the shares are held as a capital asset, then a shareholder will recognize, subject to the discussion below, a capital gain or loss measured by the difference between the price that you paid for your shares and the price that you receive when you sell such shares. The capital gain or loss upon sale or redemption of Fund shares will generally be a short-term capital gain or loss if such shares were held for one year or less, and will be a long-term capital gain or loss if such shares were held for more than one year. Any loss recognized on the redemption of shares held six months or less, however, will be treated as a long-term capital loss to the extent you have received any long-term capital gain dividends on such shares. A shareholder who redeems all or substantially all of his, her or its shares will normally recognize a capital gain or loss for Federal income tax purposes. However, if a shareholder does not redeem at least substantially all of their shares in a single transaction, such redemption may be treated as a dividend taxed at ordinary income rates, without the benefit of utilizing the basis in your shares to decrease gain or increase loss. If a shareholder realizes a loss on the redemption of Fund shares within 30 days before or after an acquisition of shares of the same Fund, the two transactions may be subject to the "wash sale" rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for Federal income tax purposes.

"Buying a Dividend." If you buy shares before the Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. See "Your Account -- Dividends and Distributions" for payment schedules, and call the Distributor if you have further questions.

Effect of Foreign Taxes. Investment income received from sources within foreign countries may be subject to foreign income taxes, which generally will reduce the Fund's distributions. However, the United States has entered into tax treaties with many foreign countries that entitle certain investors to a reduced rate of tax or to certain exemptions from tax. Accordingly, the Fund will attempt to operate so as to qualify for such reduced tax rates or tax exemptions whenever practicable. Additionally, the Fund may qualify for and may elect to have foreign tax credits "passed through" to shareholders instead of taking such credit on its own tax return.

Shareholders should consult their tax advisors about the application of the provisions of the tax law in light of their particular situations.

For a more detailed discussion of taxes, see the Statement of Additional Information.

                    SHAREHOLDER SERVICES AND ACCOUNT POLICIES
--------------------------------------------------------------------------------

The Fund provides a variety of services to help you manage your account.

Dividend Options. You may choose to have your distributions reinvested in additional shares automatically or paid in cash by making the appropriate election on your account application. You may change your election at any time by providing written notice to State Street.

     1. Automatic Dividend Reinvestment Plan. The Fund automatically reinvests all income dividends and capital gain distributions in additional shares of stock at net asset value on the reinvestment date. (For more information, see "Dividend and Distribution Policy.")

     2. Cash-Dividend Plan. You may choose to have all of your income dividends paid in cash and/or have your capital gain distributions paid in cash. Any distributions you do not elect to have paid in cash will be reinvested automatically in additional shares at net asset value.

     3. Automatic Deposit of Dividends. You may elect to have all income dividends and capital gain distributions automatically deposited in a previously established bank account.

Written Confirmations. Each purchase or redemption transaction is confirmed in writing to the address of record by giving details of the purchase or redemption.

Use of Intermediaries. If you purchase or redeem shares through an investment dealer, bank or other institution, that institution may impose charges for its services. These charges would reduce your yield or return. You may purchase or redeem shares directly from the Fund or with the Transfer Agent, State Street Bank, without any such charges.

Transfer of Shares. Fund shares may be transferred by a written request addressed to the Trust and delivered to State Street, giving the name and social security or taxpayer identification number of the transferee and accompanied by the same documents as would be required for a redemption, together with specimen signatures of all transferees.

Suspension of Offering. The Trust reserves the right to withdraw all or any part of the offering made by this Prospectus, and the Trust or the Distributor may reject purchase orders. From time to time, the Trust may temporarily suspend the offering of shares to new investors. During the period of such suspension, persons who are already shareholders of the Fund may be permitted to continue to purchase additional shares of the Fund, to have dividends reinvested and to make redemptions.

Shareholder Rights. All shares have equal rights with respect to dividends, assets and liquidation of the Fund and equal, noncumulative voting rights. Noncumulative voting rights allow the holder or holders of a majority of shares, voting together for the election of trustees, to elect all the trustees. All shares of each Fund will be voted in the aggregate, except when a separate vote by the Fund is required under the Investment Company Act of 1940 (the "1940 Act"). Shares are fully paid and nonassessable when issued, are transferable without restriction, and have no preemptive or conversion rights. Under Delaware law, the Trust is not required to hold shareholder meetings on an annual basis. As required by law, the Fund will, however, hold shareholder meetings when a sufficient number of shareholders request a meeting, or as deemed desirable by the Board of Trustees, for such purposes as electing or removing trustees, changing fundamental policies or approving an investment management agreement. (For additional information about shareholder voting rights, see the Statement of Additional Information.)

                        DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

When and How Net Asset Value ("NAV") is Determined

The Fund's net asset value is the market value of its total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is called its share value or share price.

The net asset value per share shall be determined as of the close of trading on the New York Stock Exchange, which is generally 3:00 p.m., Central time (4:00 p.m. Eastern time), on each day when the Exchange is open. The Fund does not price its shares on days when the Exchange is closed for trading.

When net asset value is computed, quotations of foreign securities in foreign currencies are converted into the United States dollar equivalents at the prevailing market rates as computed by Investors Bank & Trust Company, the custodian. Trading in securities on exchanges and over-the-counter markets in Europe and the Far East is normally completed at various times prior to 3:00 p.m., Central time, the current closing time of the New York Stock Exchange. Trading on foreign exchanges may not take place on every day that the New York Stock Exchange is open. Conversely, trading in various foreign markets may take place on days when the New York Stock Exchange is not open and on other days when net asset value is not calculated. Consequently, calculation of the Fund's net asset value may not occur at the same time as determination of the most current market prices of the securities included in the calculation, and the value of the net assets held by the Fund may be significantly affected on days when shares are not available for purchase or redemption.


How the Market Value of Fund Securities is Determined

Domestic Equity Securities. The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, in the absence of a recent sale on the date of determination, at the latest bid price.

Foreign Equity Securities. The value of a foreign equity security is determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market, as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price.

Fixed-Income Securities. Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Other Securities and Assets. Other securities, and all other assets, including securities for which a market price is not available or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Trust's valuation procedures.

                               INVESTMENT GLOSSARY
--------------------------------------------------------------------------------

The following glossary explains some of the types of securities in which the Fund may invest, investment techniques they may employ, and some of the related risks. For more information, please see the Statement of Additional Information.

Borrowing. The Fund may borrow money from banks for limited purposes to the extent allowable under the 1940 Act. Most borrowing is intended only as a temporary measure for extraordinary or emergency purposes, such as to help meet redemption requests, and not for leverage purposes.

Concentration. The Fund intends to invest not more than 25% of its net assets in any one industry. These limitations do not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or to instruments, such as repurchase agreements, secured by these instruments or to tax-exempt securities.

Depository Receipts. The Fund may invest in foreign issuers through sponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). Generally, an ADR is a dollar-denominated security issued by a U.S. bank or trust company that represents, and may be converted into, the underlying foreign security. An EDR represents a similar securities arrangement but is issued by a European bank, and a GDR is issued by a depository. ADRs, EDRs and GDRs may be denominated in a currency different from the underlying securities into which they may be converted. Typically, ADRs, in registered form, are designed for issuance in U.S. securities markets, and EDRs and GDRs, in bearer form, are designed for issuance in European securities markets. Investments in depository receipts entail risks similar to direct investments in foreign securities. These risks are detailed in the section on "Investment Risks" above and in the Statement of Additional Information.

Diversification. The Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of such issuer. These limitations do not apply to U.S. Government securities or to government agency or instrumentality securities.

Equity Securities. Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.

Foreign Currency Futures. The Fund may purchase and sell futures on foreign currencies as a hedge against possible variation in foreign exchange rates. Foreign currency futures contracts are traded on boards of trade and futures exchanges. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a particular currency for a particular price on a future date. To the extent that the Fund engages in foreign currency futures transactions, but fails to consummate its obligations under the contract, the net effect to the Fund would be the same as speculating in the underlying futures contract. Futures contracts entail certain risks. If the Advisor's judgment about the general direction of rates or markets is wrong, the Fund's overall performance may be less than if no such contracts had been entered into. There may also be an imperfect correlation between movements in prices of futures contracts and the portfolio securities being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than to meet margin requirements, distortions in the normal relationship between the securities and futures markets could result. In addition, because margin requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to price distortions in the futures market and an imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the Fund's Advisor may still not result in a successful hedging transaction. The Fund could also experience losses if it could not close out its futures position because of an illiquid secondary market, and losses on futures contracts are not limited to the amount invested in the contract. The above circumstances could cause the Fund to lose money on the financial futures contracts and also on the value of its portfolio securities.

To the extent required to comply with the 1940 Act and the rules and interpretations thereunder, whenever the Fund enters into a futures contract, the Fund will segregate either cash or liquid securities equal to the Fund's potential obligation under such contracts. The segregation of assets places a practical limit on the extent to which the Fund may engage in futures contracts.

To the extent required to comply with CFTC Rule 4.5 and in order to avoid "commodity pool operator" status, each Fund will not enter into a financial futures contract if immediately thereafter the aggregate initial margin and premiums for such contracts held by the Fund would exceed 5% of the liquidation value of the Fund's assets. The Fund will not engage in transactions in financial futures contracts for speculation, but only in an attempt to hedge against changes in interest rates or market conditions affecting the value of securities that the Fund holds or intends to purchase.

Forward Foreign Currency Transactions. The Fund may enter into forward foreign currency contracts as a means of managing the risks associated with changes in exchange rates. A forward foreign currency contract is an agreement to exchange U.S. dollars for foreign currencies at a specified future date and specified amount which is set by the parties at the time of entering into the contract. The Advisor will generally use such currency contracts to fix a definite price for securities they have agreed to buy or sell and may also use such contracts to hedge the Fund's investments against adverse exchange rate changes. Alternatively, the Fund may enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Advisor believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which securities of the Fund are denominated ("cross-hedge"). The profitability of forward foreign currency transactions depends upon correctly predicting future changes in exchange rates between the U.S. dollar and foreign currencies. As a result, the Fund may incur either a gain or loss on such transactions. While forward foreign currency transactions may help reduce losses on securities denominated in a foreign currency, they may also reduce gains on such securities depending on the actual changes in the currency's exchange value relative to that of the offsetting currency involved in the transaction. The Fund will not enter into forward foreign currency transactions for speculative purposes.

Illiquid Securities. Subject to the provisions of the 1940 Act, the Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those securities that are not readily marketable, including restricted securities and repurchase obligations maturing in more than seven days.

Investment Companies. Subject to the provisions of the 1940 Act, the Fund may invest in the shares of investment companies. Investment in other investment companies may provide advantages of diversification and increased liquidity; however, there may be duplicative expenses, such as advisory fees or custodial fees. Several foreign governments permit investments by non-residents in their markets only through participation in certain investment companies specifically organized to participate in such markets. In addition, investments in unit trusts and country funds permit investments in foreign markets that are smaller than those in which the Fund would ordinarily invest directly. Investments in such pooled vehicles should enhance the geographical diversification of the Fund's assets, while reducing the risks associated with investing in certain smaller foreign markets. Investments in such vehicles will provide increased liquidity and lower transaction costs than are normally associated with direct investments in such markets; however, there may be duplicative expenses, such as advisory fees or custodial fees.

Portfolio Turnover Rate. The Fund does not intend to trade portfolio securities for the purpose of realizing short-term profits. However, the Fund will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund's investment objective, and there is no limitation on the length of time securities must be held by the Fund prior to being sold. Portfolio turnover rate will not be a limiting factor. Although the Fund's turnover rate will vary from year to year, it is anticipated that the Fund's turnover rate, under normal circumstances, will be less than 100%. A higher portfolio turnover rate would involve correspondingly higher transaction costs, which would be borne directly by the Fund.

Repurchase Agreements. The Fund may invest in repurchase agreements. Repurchase agreements are instruments under which the Fund acquires ownership of a security, and the seller, a broker-dealer or a bank agrees to repurchase the security at a mutually agreed upon time and price. The repurchase agreement serves to fix the yield of the security during the Fund's holding period. The Fund currently intends to enter into repurchase agreements only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities. In all cases, the Advisor, subject to the supervision of the Board of Trustees, must be satisfied with the creditworthiness of the seller before entering into a repurchase agreement. In the event of the bankruptcy or other default of the seller of a repurchase agreement, the Fund could incur expenses and delays enforcing its rights under the agreement, and experience a decline in the value of the underlying securities and loss of income. The maturity of a security subject to repurchase may exceed one year. Repurchase agreements maturing in more than seven days, together with any securities that are restricted as to disposition under the federal securities laws or are otherwise considered to be illiquid, will not exceed 15% of the net assets of the Fund.

Warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

When-Issued and Delayed Delivery Securities. From time to time, in the ordinary course of business, the Fund may purchase newly issued securities appropriate for the Fund on a "when-issued" basis, and may purchase or sell securities appropriate for the Fund on a "delayed delivery" basis. When-issued or delayed delivery transactions involve a commitment by the Fund to purchase or sell particular securities, with payment and delivery to take place at a future date. These transactions allow the Fund to lock in an attractive purchase price or yield on a security the Fund intends to purchase. Normally, settlement occurs within one month of the purchase or sale. During the period between purchase and settlement, no payment is made or received by the Fund and, for delayed delivery purchases, no interest accrues to the Fund. Because the Fund is required to set aside cash or liquid securities at least equal in value to its commitments to purchase when-issued or delayed delivery securities, the Advisor's ability to manage the Fund's assets may be affected by such commitments. The Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but it reserves the right to sell them before the settlement date if it is deemed advisable.

                                 PRIVACY POLICY
--------------------------------------------------------------------------------

The following privacy statement is issued by William Blair & Company, L.L.C. ("William Blair") and each of the various open-end and private U.S. funds (Funds) that are managed or advised by William Blair.

We consider customer privacy to be fundamental to our relationship with clients. Throughout our history, we have committed to maintaining the confidentiality, integrity, and security of clients' personal information. It is therefore our policy to respect the privacy of current and former clients and to protect personal information entrusted to us. Internal policies have been developed to protect this confidentiality, while allowing client needs to be served.

In the course of providing products and services, we collect nonpublic personal information about clients. We collect this information from sources such as account applications, other account forms, information captured on our Web sites (including any information that we may capture through use of "cookies") and client transactions with us, our affiliates or other parties.

We do not disclose nonpublic personal information about our customers or former customers to any nonaffiliated parties, except as permitted by applicable law or regulation. In the normal course of serving clients, information we collect may be shared with companies that perform various services such as transfer agents, custodians, broker-dealers and marketing service firms as well as with other financial institutions with whom we have marketing relationships in the future. We may also share information with affiliates that are engaged in a variety of financial services businesses, both in connection with the servicing of client accounts and to inform clients of financial products and services that might be of interest. Specifically, we may disclose nonpublic personal information including:

         . Information we receive on applications or other forms, such as name, address, or tax identification number, the types and amounts of investments, and bank account information.

         . Information about transactions with us, our affiliates or others, such as participation in mutual funds or other investment programs managed by William Blair, ownership of certain types of accounts such as IRAs, or other account data.

The organizations that receive client information will use that information only for the services required and as permitted by applicable law or regulation, and are not permitted to share or use this information for any other purpose.

Access to customers' nonpublic personal information is restricted to employees, agents or other parties who need to access that information to provide products or services to clients. We maintain physical, electronic, and procedural safeguards to guard clients' nonpublic personal information. A client's right to privacy extends to all forms of contact with us, including telephone, written correspondence, and electronic media, such as the Internet.


William Blair and the Funds each consider privacy a fundamental right of clients and take seriously the obligation to safeguard client information. We will adhere to the policies and practices above for both current and former customers.

For questions concerning this policy, please contact us by writing to: Privacy Management, c/o Compliance, William Blair & Company, 222 West Adams Street, Chicago, Illinois 60606.

This privacy statement is not part of the Prospectus.

FOR MORE INFORMATION

Statement of Additional Information (SAI)

The SAI contains more detailed information about the Fund. The SAI is available without charge, upon request. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes.

To obtain information:

By telephone
Call: 1-800-742-7272

By mail
Write to:

         William Blair Funds
         222 West Adams Street
         Chicago, Illinois 60606

         or

         State Street Bank and Trust Company
         (the Fund's Transfer Agent)
         P.O. Box 8506
         Boston, MA 02266-8506

On the Internet

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090) or, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Room Section, Washington, D.C. 20549-0102.

William Blair Funds' information, including but not limited to the Prospectus, SAI and Account Application can be viewed online at http://www.williamblairfunds.com.

No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its distributor. The Prospectus does not constitute an offering by the Trust or its distributor in any jurisdiction in which such offering may not lawfully be made.


William Blair Funds                                               June 26, 2002
Investment Company Act File No.: 811-5344

                               WILLIAM BLAIR FUNDS
                              222 WEST ADAMS STREET
                             CHICAGO, ILLINOIS 60606
                                 (312) 364-8000
                                 1-800-742-7272

                                 1-800-635-2886
                        (In Massachusetts 1-800-635-2840)

                       STATEMENT OF ADDITIONAL INFORMATION
                     Institutional International Growth Fund


                                  June 26, 2002

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of the Institutional International Growth Fund (the "Fund") dated June 26, 2002. The Prospectus may be obtained without charge by writing or calling the William Blair Funds (the "Trust").



                                TABLE OF CONTENTS

                                                                        Page
                                                                        ----
MANAGEMENT OF THE FUND ................................................  1

         Investment Advisor ...........................................  1
         Distributor ..................................................  1
         Code of Ethics ...............................................  2
         Trustees and Officers ........................................  2
         Board of Trustees ............................................  6
         Trustee Compensation .........................................  6
         Trustees' Holdings of Fund Shares ............................  7
         Principal Shareholders .......................................  7
         Trustees' Holdings in the Advisor and Certain Affiliates .....  7
         Brokerage and Fund Transactions ..............................  8

INVESTMENT POLICIES AND RESTRICTIONS ..................................  9

INVESTMENT PRACTICES .................................................. 10

         Borrowings ................................................... 10
         Derivative Instruments ....................................... 11
         Foreign Securities ........................................... 17
         Forward Foreign Currency Transactions ........................ 19
         Foreign Currency Futures ..................................... 20
         Illiquid Securities .......................................... 20
         Investment Companies ......................................... 21
         Lending ...................................................... 21
         Repurchase Agreements ........................................ 21
         Restricted Securities ........................................ 21
         Small Companies .............................................. 21
         Temporary Defensive Position ................................. 22
         Warrants ..................................................... 22
         When-Issued or Delayed Delivery Transactions ................. 22

ADDITIONAL INFORMATION ABOUT THE FUND ................................. 22

         Summary of Ongoing Fees for Fund Shares ...................... 22
         Purchase of Fund Shares ...................................... 22
         General ...................................................... 22

         Share Certificates ............................................ 23
         Redemptions ................................................... 23
         Suspension of Redemption or Delay in Payment .................. 23
         Special Redemptions ........................................... 23

GENERAL FUND INFORMATION ............................................... 23

         Determination of Net Asset Value .............................. 23
         Performance ................................................... 24
         Historical Performance ........................................ 24
         Comparison of Fund Performance to Market Indices .............. 26
         Tax Status .................................................... 27
         Independent Auditors .......................................... 28
         Legal Counsel ................................................. 29
         Custodian ..................................................... 29
         Transfer Agent Services ....................................... 29
         Reports to Shareholders ....................................... 29

SHAREHOLDER RIGHTS ..................................................... 29

TRUST HISTORY .......................................................... 29

FINANCIAL INFORMATION OF THE FUND ...................................... 30

                             MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

Investment Advisor. As stated in the Prospectus, William Blair & Company, L.L.C. ("Advisor") is the Fund's investment adviser and manager. Pursuant to an investment advisory and management agreement, the Advisor acts as the Fund's adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services, provides shareholder and information services and permits any of its principals or employees to serve without compensation as trustees or officers of the Fund if elected to such positions. In addition to the management advisory fee, the Fund pays the expenses of its operations, including a portion of the Trust's general administrative expenses, allocated on the basis of the Fund's net assets. Expenses that will be borne directly by the Fund include, but are not limited to, the following: the fees and expenses of independent auditors, counsel, custodian and transfer agent, costs of reports and notices to shareholders, stationery, printing, postage, costs of calculating net asset value, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying the Fund and its shares for distribution under Federal and state securities laws and membership dues in the Investment Company Institute or any similar organization.

The advisory agreement with respect to the Fund was approved by the Board of Trustees, including all of the trustees who are not parties to such agreement or interested persons of any such party, on April 23, 2002 at a meeting called for that purpose. The advisory agreement for the Fund continues in effect until April 30, 2004, and thereafter, from year to year for so long as its continuation is approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Trust and (b) by the shareholders of the Fund or the Board of Trustees. The agreement may be terminated at any time upon 60 days' notice by either party; the Fund may terminate the agreement either by vote of the Board of Trustees or by majority vote of the outstanding shares of the Fund. The agreement may also be terminated at any time either by vote of the Board of Trustees or by majority vote of the outstanding voting shares of the Fund if the Advisor were determined to have breached the agreement. The agreement will terminate automatically upon assignment. The agreement provides that the Advisor shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

Upon termination of the agreement and when so requested by the Advisor, the Trust will refrain from using the name "William Blair" in its name or in its business in any form or combination.

The Fund pays an advisory fee at a rate of 1.00% on the first $500 million of average daily net assets; plus 0.95% on the next $500 million of average daily net assets; plus 0.90% on average daily net assets over $1 billion. The Advisor has entered into an agreement with the Fund to cap the Fund's expenses at 1.10% until at least April 30, 2003.

Distributor. Pursuant to an Underwriting Agreement, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606, also is the principal underwriter and distributor ("Distributor") for the continuous offering of shares of the Fund and acts as agent of the Fund in the sale of its shares. The Underwriting Agreement provides that the Distributor will use its best efforts to distribute the Fund's shares. The Distributor is not compensated under the Underwriting Agreement.

Messrs. Balkin, Barber, Brewer, Fischer, Fuller, Greig, Hanig, Jancosek, Jostrand, Kaplan, Kleczka, Myer, Pusinelli, Ms. Seitz, Messrs. Sullivan, Truderung and Urbina and Ms. Garavalia, who are trustees or officers of the Fund, are also principals or employees of the Advisor/Distributor as indicated under "Trustees and Officers."

The Advisor/Distributor is a limited liability company, the affairs of which are controlled by all its principals, none of whom owns more than 25% of the firm. The Chief Executive Officer of the firm is E. David Coolidge, III and the Executive Committee is comprised of E. David Coolidge, III, John R. Ettelson, Edgar D. Jannotta, Richard P. Kiphart, Albert J. Lacher, James D. McKinney, Carlette E. McMullan, Robert D. Newman and Michelle R. Seitz.

Code of Ethics. The Trust and Advisor/Distributor have adopted a joint Code of Ethics (the "Code") in accordance with Rule 17j-1 under the Investment Company Act of 1940 (the "1940 Act"). The Code allows access persons to purchase and sell securities for their own accounts, subject to industry standard reporting requirements and trading restrictions. The Code requires that such persons, among other things, pre-clear their securities transactions, with certain limited exceptions. The Code also bans investment personnel from acquiring any securities in an initial public offering. The Code prohibits all persons subject to the Code from purchasing or selling any security if such person knows or reasonably should know at the time of the transaction that the security was being purchased or sold or was being considered for such purchase or sale by the Fund. Finally, the Code provides for trading "black out" periods of seven calendar days for portfolio managers who may not trade in securities that have been purchased or sold by any mutual fund or other account managed by the portfolio manager. The foregoing description is qualified in its entirety by the Code, a copy of which has been filed with the Securities and Exchange Commission.

Trustees and Officers. The trustees and officers of the William Blair Funds, their ages, their principal occupations during the last five years, their affiliations, if any, with William Blair & Company, L.L.C., and other significant affiliations are set forth below. The address of each officer and trustee is 222 West Adams Street, Chicago, Illinois 60606.

                               Interested Trustee

                                               Term of                                Number of
                                               Office                                Portfolios
                                                and                Principal           in Fund           Other
                               Position(s)     Length           Occupation(s)          Complex        Directorships
                               Held with       of Time          During Past 5         Overseen           Held by
       Name and Age              Fund          Served                Years           by Director        Director
-------------------------    -------------   ----------     --------------------    ------------    -----------------
F. Conrad Fischer, 68*       Chairman of     Since 1987     Principal, William            9         Trustee
                             the Board of                   Blair & Company,                        Emeritus,
                             Trustees                       L.L.C.; Partner, APM                    Chicago Child
                                                            Limited Partnership;                    Care Society, a
                                                            Investment                              non-profit
                                                            Committee, Kalamazoo                    organization
                                                            College

____________________
* Mr. Fischer is an interested person of the Trust because he is a principal of William Blair & Company, L.L.C., the Trust's investment advisor and principal underwriter.

                             Non-Interested Trustees

                                               Term of                                Number of
                                               Office                                Portfolios
                                                 and             Principal            in Fund            Other
                               Position(s)     Length           Occupation(s)          Complex        Directorships
                               Held with       of Time          During Past 5         Overseen           Held by
    Name and Age                 Fund          Served              Years             by Director        Director
-----------------------      -------------    ----------    --------------------     -----------    ----------------
J. Grant Beadle, 69          Trustee         Since 1997     Formerly, Chairman            9         Formerly,
                                                            and Chief Executive                     Associate
                                                            Officer, Union                          Director,
                                                            Special Corporation,                    Northwestern
                                                            industrial sewing                       University
                                                            machine manufacturer                    Institute for
                                                                                                    The Learning
                                                                                                    Sciences; Oliver
                                                                                                    Products Company,
                                                                                                    manufacturer of
                                                                                                    products for the
                                                                                                    medical device,
                                                                                                    food and graphics
                                                                                                    markets; Batts
                                                                                                    Group; Woodward
                                                                                                    Governor Company,
                                                                                                    aircraft and
                                                                                                    industrial engine
                                                                                                    and turbine
                                                                                                    manufacturer

Theodore A. Bosler, 67       Trustee         Since 1997     Formerly, Principal           9         Thresholds, a
                                                            and Vice President,                     psychiatric
                                                            Lincoln Capital                         recovery center;
                                                            Management                              Institute of
                                                                                                    Chartered
                                                                                                    Financial
                                                                                                    Analysts

Ann P. McDermott, 62         Trustee         Since 1996     Board member and              9         Rush
                                                            officer for various                     Presbyterian St.
                                                            civic and charitable                    Luke's Medical
                                                            organizations over                      Center, Women's
                                                            the past thirty                         Board;
                                                            years; professional                     Northwestern
                                                            experience prior                        University,
                                                            thereto, registered                     Women's Board;
                                                            representative for                      University of
                                                            New York Stock                          Chicago, Women's
                                                            Exchange firm                           Board; Honorary
                                                                                                    Director,
                                                                                                    Visiting Nurse
                                                                                                    Association;
                                                                                                    Director,
                                                                                                    Presbyterian
                                                                                                    Homes; Ravinia
                                                                                                    Festival Woman's
                                                                                                    Board; Director
                                                                                                    and Past
                                                                                                    President,
                                                                                                    Junior League of
                                                                                                    Chicago

                                               Term of                                Number of
                                               Office                                Portfolios
                                                 and             Principal            in Fund            Other
                               Position(s)     Length           Occupation(s)          Complex        Directorships
                               Held with       of Time          During Past 5         Overseen           Held by
    Name and Age                 Fund          Served              Years             by Director        Director
-----------------------      -------------    ----------    --------------------     -----------    ----------------
John B. Schwemm, 68          Trustee         Since 1990     Formerly, Chairman            9         USG Corporation,
                                                            and Chief Executive                     building
                                                            Officer, R.R.                           materials
                                                            Donnelley & Sons                        manufacturer;
                                                            Company                                 Walgreen Co.

Robert E. Wood II, 64        Trustee         Since 1999     Formerly, Executive           9         Chairman,
                                                            Vice President,                         Add-Vision,
                                                            Morgan Stanley Dean                     Inc.; Chairman,
                                                            Witter                                  Micro-Combustion,
                                                                                                    LLC


                                    Officers

                                                               Term of
                                                               Office
                                                                 and              Principal
                                               Position(s)     Length           Occupation(s)
                                               Held with       of Time          During Past 5
                      Name and Age               Fund          Served              Years
                -----------------------      --------------  -----------    -------------------
                Marco Hanig, 43              President       Since 1999     Principal, William
                                                                            Blair & Company,
                                                                            L.L.C.; former Senior
                                                                            Vice President, First
                                                                            Chicago NBD;
                                                                            Engagement Manager,
                                                                            Marakon Associates

                Michael P. Balkin, 43        Senior Vice     Since 2000     Principal, William
                                             President                      Blair & Company,
                                                                            L.L.C.

                Rocky Barber, 50             Senior Vice     Since 1988     Principal, William
                                             President                      Blair & Company,
                                                                            L.L.C.; Past
                                                                            President, Stanford
                                                                            Associates

                Karl W. Brewer, 35           Senior Vice     Since 2000     Principal, William
                                             President                      Blair & Company,
                                                                            L.L.C.; former
                                                                            Associate, Lehman
                                                                            Brothers, Inc.

                Mark A. Fuller, III, 45      Senior Vice     Since 1993     Principal, William
                                             President                      Blair & Company,
                                                                            L.L.C.

                                               Term of
                                               Office
                                                 and             Principal
                              Position(s)      Length           Occupation(s)
                               Held with       of Time          During Past 5
    Name and Age                 Fund          Served              Years
-----------------------      -------------    ----------    --------------------
W. George Greig, 49          Senior Vice     Since 1996     Principal, William
                             President                      Blair & Company,
                                                            L.L.C.; former
                                                            Portfolio Manager,
                                                            Provident Capital
                                                            Management; Manager,
                                                            Akamai, partnership
                                                            affiliated with
                                                            Framlington
                                                            Investment
                                                            Management Limited;
                                                            Partner, Pilgrim,
                                                            Baxter & Greig

John F. Jostrand, 48         Senior Vice     Since 1999     Principal, William
                             President                      Blair & Company,
                                                            L.L.C.

Glen A. Kleczka, 39          Senior Vice     Since 1996     Portfolio Manager,
                             President                      William Blair &
                                                            Company, L.L.C.;
                                                            former Partner,
                                                            Brinson Partners;
                                                            former Portfolio
                                                            Manager, CNA
                                                            Financial Corp.

Bentley M. Myer, 55          Senior Vice     Since 1992     Principal, William
                             President                      Blair & Company,
                                                            L.L.C.; Director,
                                                            Delnor Community
                                                            Hospital

Gregory J. Pusinelli, 43     Senior Vice     Since 2001     Principal, William
                             President                      Blair & Company,
                                                            L.L.C.; former Vice
                                                            President and
                                                            Principal, Stein
                                                            Roe & Farnham
                                                            Incorporated

Michelle R. Seitz, 37        Senior Vice     Since 1999     Principal, William
                             President                      Blair & Company,
                                                            L.L.C.

Norbert W. Truderung, 50     Senior Vice     Since 1992     Principal, William
                             President                      Blair & Company,
                                                            L.L.C.

Jeffrey A. Urbina, 47        Senior Vice     Since 1998     Principal, William
                             President                      Blair & Company,
                                                            L.L.C.; former
                                                            Director of Emerging
                                                            Market Research and
                                                            Portfolio Manager,
                                                            Van Kampen American
                                                            Capital

                                              Term of
                                            Office and      Principal
                            Position(s)      Length of     Occupation(s)
                            Held with          Time        During Past 5
    Name and Age               Fund           Served           Years
------------------        --------------  ------------- -------------------

Michael A. Jancosek, 43   Vice President    Since 2000   Associate, William
                                                         Blair & Company,
                                                         L.L.C.; former Vice
                                                         President, First
                                                         Chicago NBD

James S. Kaplan, 41       Vice President    Since 1995   Associate, William
                                                         Blair & Company,
                                                         L.L.C.; former Vice
                                                         President, First Union
                                                         Bank

Terence M. Sullivan, 58   Vice              Since 1987   Associate, William
                          President and                  Blair & Company,
                          Treasurer                      L.L.C.

Colette M. Garavalia, 41  Secretary         Since 2000   Associate, William
                                                         Blair & Company,
                                                         L.L.C.; former
                                                         Assistant Vice
                                                         President, Scudder
                                                         Kemper Investments

Board of Trustees. Under the laws of the State of Delaware, the Board of Trustees is responsible for managing the Trust's business and affairs. The Board is currently comprised of six trustees, five of whom are classified under the 1940 Act as "non-interested" persons of the Trust and are often referred to as "independent trustees." The Board has three standing committees - an Audit Committee, a Nominating and Governance Committee and a Valuation Committee.

The Audit Committee monitors the Trust's accounting policies, financial reporting and internal control systems, as well as, the work of the independent auditors. The members of the Audit Committee, all of whom are independent trustees, include Messrs. Schwemm (Chairman), Beadle, Bosler and Wood and Ms. McDermott. The Audit Committee held two meetings in 2001.


The Nominating and Governance Committee is primarily responsible for the identification and recommendation of individuals for Board membership and for overseeing the administration of the Trust's Board Governance and Procedures Guidelines. The members of the Nominating and Governance Committee, all of whom are independent trustees, include Messrs. Beadle (Chairman), Bosler, Schwemm and Wood and Ms. McDermott. The Nominating and Governance Committee held two meetings in 2001. Pursuant to the Trust's Governance Procedures and Guidelines, shareholders may submit suggestions for Board candidates to the Nominating and Governance Committee.

The Valuation Committee is responsible for determing the fair value of the Fund's securities or other assets under the circumstances specified in the Trust's Valuation Procedures. The members of the Valuation Committee include Mr. Fischer (interested trustee) and Mr. Wood (independent trustee). Mr. Bosler, who is also an independent trustee, will serve in the place of Mr. Wood in the event that he is unavailable for a Valuation Committee meeting. The Valuation Committee did not meet in 2001.

Trustee Compensation. Trustees who are not affiliated with the Advisor receive an annual fee of $12,000 plus $3,000 for each meeting attended in person plus expenses, $1,500 for each meeting by telephone and $3,000 for each committee meeting held on a different day from a board meeting. The trustees and officers affiliated with the Advisor received no compensation from the Trust.

The following table sets forth the compensation earned from the Trust for the fiscal year ended December 31, 2001 by trustees who are not affiliated with the
Advisor:

                                                 Pension or          Estimated
                                                 Retirement           Annual
                              Aggregate        Benefits Accrued      Benefits
                             Compensation          As Part of           Upon             Total
     Trustee                from the Trust       Trust Expenses       Retirement      Compensation
------------------------- ------------------  -------------------  ---------------  ----------------
J. Grant Beadle .........      $ 31,500              $0                  $0             $ 31,500
Theodore A. Bosler ......      $ 36,000              $0                  $0             $ 36,000
Ann P. McDermott ........      $ 34,500              $0                  $0             $ 34,500
John B. Schwemm .........      $ 34,500              $0                  $0             $ 34,500
Robert E. Wood II .......      $ 36,000              $0                  $0             $ 36,000
                                =======              ==                  ==              =======
                               $172,500              $0                  $0             $172,500

Trustees' Holdings of Fund Shares. The following table sets forth, for each trustee, the aggregate dollar range of shares in the Trust as of December 31, 2001. Values in the table are as of April 2, 2002.

                                                    Name of Trustee and Dollar Range of Trust Shares Owned
                                      --------------------------------------------------------------------------------
                                                                                                             Robert
                                        J. Grant      Theodore      F.Conrad       Ann P.        John B.       E.
         Name of Fund                    Beadle       A. Bosler      Fischer      McDermott     Schwemm      Wood II
-----------------------------         -----------   ------------  ------------  ------------  -----------  -----------
Institutional International Growth
    Fund .............................  None/(1)/     None/(1)/      None/(1)/    None/(1)/     None/(1)/    None/(1)/

Aggregate Dollar Range of Trust           Over          Over          Over         Over           Over         Over
    Shares Owned .....................  $100,000      $100,000      $100,000     $100,000       $100,000     $100,000

_________________________

(1)  The Fund commenced operations on July 1, 2002.

As of July 1, 2002, the Trust's trustees and officers, as a group, did not own any of the outstanding shares of the Fund.

Principal Shareholders. The Fund commenced operations on July 1, 2002. Accordingly, as of the date hereof, no person owned 5% or more of the outstanding shares of the Fund.

Trustees' Holdings in the Advisor and Certain Affiliates. In addition to investing in the various Funds of the Trust, independent trustees may invest in limited partnerships that are managed by the Advisor or an affiliate of the Advisor. The independent trustees may also from time to time, invest in third party investment ventures in which affiliates and employees of the Advisor also invest. In addition, Mr. Beadle, Mr. Bosler, Ms. McDermott and Mr. Schwemm employ the Advisor to manage assets that they control.

The following table sets forth, as of December 31, 2001, the beneficial or record ownership of the securities of the Advisor or any entity other than another registered investment company, controlling, controlled by or under common control with the Advisor. This information is provided for each independent trustee, as applicable, and his or her immediate family members.

                             Name of Owners
                            and Relationships                                    Title          Value of        Percent of
  Name of Trustee              to Trustee                 Company              of Class       Securities           Class
-------------------     ----------------------       ---------------------    ----------     --------------    ------------
Ann P. McDermott        McDermott Brothers, a        William Blair Capital        (1)          $508,333/(2)/         0.55%
                        general partnership          Partners V
                        between John H.
                        McDermott (husband)
                        and Robert B. McDermott
                        (brother-in-law)


                        McDermott Brothers, a        William Blair Capital        (1)          $620,578/(2)/         0.45%
                        general partnership          Partners VI
                        between John H.
                        McDermott (husband)
                        and Robert B. McDermott
                        (brother-in-law)

                        McDermott Brothers, a        William Blair Capital        (1)          $208,464/(2)/         0.41%
                        general partnership          Partners VII
                        between John H.
                        McDermott (husband)
                        and Robert B.McDermott
                        (brother-in-law)

                        McDermott Brothers, a        William Blair New            (1)          $183,156/(3)/         1.29%
                        general partnership          World Ventures
                        between John H.
                        McDermott (husband)
                        and Robert B. McDermott
                        (brother-in-law)

_____________________

(1)  Interests in limited partnerships or limited liability company.
(2)  Values are based on estimated fair market values as of December 31, 2001.
(3)  Values are based on estimated fair market values as of September 30, 2001.

Brokerage and Fund Transactions. Decisions on portfolio transactions (including the decision to buy or sell, the appropriate price, allocation of brokerage, use of a broker as agent or dealer as principal and negotiation of commissions) normally are made by the Advisor. In purchasing and selling portfolio securities, the Trust seeks to obtain the most favorable overall result, taking into account the net price, the method of execution and research services provided by the broker. Such research services include economic forecasts and analytical, narrative and statistical reports on industries and companies for consideration by the Trust and the Advisor's other clients.

Portfolio transactions may increase or decrease the return of the Fund depending upon the Advisor's ability to correctly time and execute such transactions. A portfolio turnover rate for any year is determined by dividing the lesser of sales or purchases (excluding in either case cash equivalents, such as short-term corporate notes) by the portfolio's monthly average net assets and multiplying by 100 (with all securities with maturities and expirations of one year or less excluded from the computation). The Fund's turnover rate will also vary from year to year depending on market conditions.

Selection of a broker for a particular portfolio transaction depends on many factors, some of which are subjective and which include the net price, the confidentiality, reliability, integrity, the size and nature of the transaction and the market in which it is to occur and any research or other services that the broker has provided. The Advisor determines the overall reasonableness of brokerage commissions and of premiums and discounts on principal transactions (which do not involve commissions) by review of comparable trades for the Advisor's other clients and in the market generally. If more than one broker is believed to be equally qualified to effect a portfolio transaction, the Advisor may assign the transaction to a broker that has furnished research services, but the Advisor has no agreement, formula or policy as to allocation of brokerage. The Advisor may place orders with a broker on the basis that the broker has or has not sold shares of the Fund.

The Trust may pay to brokers that provide research services to the Advisor a commission higher than another broker might have charged if it is determined that the commission is reasonable in relation to the value of the brokerage and research services that are provided, viewed in terms of either the particular transaction or the Advisor's overall responsibility to its advisory accounts. The extent to which such commissions exceed commissions solely for execution cannot be determined, but such research services, which are involved in portfolio transactions for the Trust and for the Advisor's other advisory accounts, can be of benefit to both the Trust and such other accounts. The value of research services that are provided by brokers who handle portfolio transactions for the Trust cannot be precisely determined and such services are supplemental to the Advisor's own efforts, which are undiminished thereby. The Advisor does not believe that its expenses are reduced by reason of such services, which benefit the Trust and the Advisor's other clients. Transactions in over-the-counter securities are generally executed as principal trades with primary market makers, except where it is believed that a better combination of price and execution could otherwise be obtained. The Advisor receives research products and services from broker/dealers and third parties in the form of written reports on individual companies and industries of particular interest to the Advisor, general economic conditions, pertinent Federal and State legislative developments and changes in accounting practices; direct access by telephone or meetings with leading research analysts throughout the financial community, corporate management personnel, and industry experts; comparative performance and evaluation and technical measurement services for issuers, industries and the market as a whole; access to and monitoring of equity valuation models; and services from recognized experts on investment matters of particular interest to the Advisor.

No brokerage commissions were paid by the Fund during the fiscal year ended December 31, 2001, because the Fund did not commence operations until July 1, 2002.

Generally, the investment decisions for the Fund are reached independently from those for other accounts managed by the Advisor. However, some other accounts may make investments in the same type of instruments or securities as the Fund at the same time as the Fund. Such other accounts may include private investment Fund operated by the Advisor which compete directly with the Fund for securities
- particularly those sold in private placements or initial public offerings ("IPOs"); the Advisor and its personnel may stand to benefit more personally from good investment performance by these private investment Fund than by equivalent performance of the Fund. In those instances where the Fund and another client of the Advisor trade in the same type of instrument at the same time, the Advisor has established allocation procedures to allocate such trades among its various clients and the Fund equitably. In some cases this procedure may affect the size or price of the position obtainable for the Fund. However, it is the opinion of the Board of Trustees that the benefits available because of the Advisor's organization outweigh any disadvantages that may arise from exposure to simultaneous transactions.

Although the Advisor may execute portfolio transactions for the Fund under conditions set forth in applicable rules of the Securities and Exchange Commission and in accordance with procedures adopted and reviewed periodically by the Board of Trustees, the Advisor or any affiliated broker-dealer of the Advisor is not compensated for executing portfolio transactions for the Fund. The Fund may purchase securities from other members of an underwriting syndicate of which the Advisor or an affiliated broker-dealer is a participant, but only under conditions set forth in applicable rules of the Securities and Exchange Commission and in accordance with procedures adopted by the Board of Trustees.

                      INVESTMENT POLICIES AND RESTRICTIONS

The Fund has adopted certain fundamental investment restrictions that, along with its investment objective, cannot be changed without approval by holders of a "majority of the outstanding voting securities" of the Fund, which is defined in the 1940 Act to mean the lesser of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding voting shares of the Fund are present in person or by proxy; or (b) more than 50% of the outstanding voting shares of the Fund. All percentage restrictions on investments apply at the time the investment is made and shall not be considered to violate the limitations unless, immediately after or as a result of the investment, a violation of the restriction occurs. There can be no assurance that the Fund will meet its investment objective.

Concentration. The Fund will not make investments that will result in the concentration (as that term is defined in the 1940 Act, any rule or order thereunder, (or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities.

This restriction also does not limit the Fund from investing in instruments, such as repurchase agreements, secured by obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Senior Securities and Borrowing. The Fund may not borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof may permit.

Underwriting. The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition, or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Real Estate. The Fund may not purchase or sell real estate unless the real estate is acquired as a result of ownership of securities or other instrument; and provided that this restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interest therein.

Commodities. The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instrument; however, this restriction shall not prevent the Fund from engaging in transactions involving futures contracts, options or other derivative instruments, or investing in securities that are secured by physical commodities.

Lending. The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, and investing in loans, including assignments and participation interests.

The following are the Fund's non-fundamental operating policies, which may be changed by the Trust's Board of Trustees without shareholder approval.

The Fund may not:

(1) With respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (i) more than 5% of the portfolio's total assets would be invested in the securities of that issuer or (ii) the portfolio would hold more than 10% of the outstanding voting securities of that issuer.

(2) Invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities.

(3) Sell securities short, unless the portfolio owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the Securities and Exchange Commission or its staff and provided that transactions in futures contracts or other derivative instruments are not deemed to constitute selling securities short.

(4) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

                              INVESTMENT PRACTICES

The Prospectus describes the Fund's investment objective as well as certain investment policies and investment techniques that the Fund may employ in pursuing its investment objective. The following discussion supplements the discussion contained in the Prospectus, including the Investment Glossary at the end of the Prospectus.

Borrowings. Note: Presently, the Fund only intends to borrow from banks for temporary or emergency purposes. However, the Fund may borrow money from banks and make other investments or engage in other transactions permissible under the 1940 Act which may be considered a borrowing (such as mortgage dollar rolls and reverse repurchase agreements).

Derivative Instruments. In General. The Fund may use derivative instruments
                        ----------
solely for the purpose of bona fide hedging or risk management. Derivative instruments are commonly defined to include securities or contracts whose values depend on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities. These "other assets" are commonly referred to as "underlying assets."

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, as well as exchange-traded futures. Option-based derivatives include privately negotiated, over-the-counter ("OTC") options (including caps, floors, collars, and options on forward and swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and by applying these structures to a wide range of underlying assets.

An option is a contract in which the "holder" (the buyer) pays a certain amount ("premium") to the "writer" (the seller) to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price at or before a certain time. The holder pays the premium at inception and has no further financial obligation. The holder of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset.

A forward is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.

Hedging. The Fund may use derivative instruments to protect against possible
-------
adverse changes in the market value of securities held in, or are anticipated to be held in, its portfolio. Derivatives may also be used to "lock-in" realized but unrecognized gains in the value of its portfolio securities. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. To the extent that a hedge matures prior to or after the disposition of the investment subject to the hedge, any gain or loss on the hedge will be realized earlier or later than any offsetting gain or loss on the hedged investment.

Managing Risk. The Fund may also use derivative instruments to manage the risks
-------------
of its portfolio. Risk management strategies include, but are not limited to, facilitating the sale of portfolio securities, managing the effective maturity or duration of debt obligations in its portfolio, establishing a position in the derivatives markets as a substitute for buying or selling certain securities, or creating or altering exposure to certain asset classes, such as equity, debt, or foreign securities. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way to invest than "traditional" securities (i.e., stocks or bonds) would.

Exchange and OTC Derivatives. Derivative instruments may be exchange-traded or
----------------------------
traded in OTC transactions between private parties. Exchange-traded derivatives are standardized options and futures contracts traded in an auction on the floor of a regulated exchange. Exchange contracts are generally very liquid. The exchange clearinghouse is the counterpart of every contract. Thus, each holder of an exchange contract bears the credit risk of the clearinghouse (and has the benefit of its financial strength) rather than that of a particular counterpart. OTC transactions are subject to additional risks, such as the credit risk of the counterpart to the instrument, and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Risks and Special Considerations. The use of derivative instruments involves
--------------------------------
risks and special considerations as described below. Risks pertaining to particular derivative instruments are described in the sections that follow.

(1) Market Risk. The primary risk of derivatives is the same as the risk of the underlying assets, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the ability of the Advisor to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. The Advisor's decision to engage in a derivative transaction will reflect its judgment that the derivative transaction will provide value to the Fund and the shareholders and is consistent with the Fund's objectives, investment limitations, and operating policies. In making such a judgment, the Advisor will analyze the benefits and risks of the derivative transaction and weigh them in the context of the Fund's entire portfolio and investment objective.

(2) Credit Risk. The Fund will be subject to the risk that a loss may be sustained as a result of the failure of a counterpart to comply with the terms of a derivative instrument. The counterpart risk for exchange-traded derivative instruments is generally less than for privately negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterpart to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterpart will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses. The Fund will enter into transactions in derivative instruments only with counter parties that the Advisor reasonably believes are capable of performing under the contract.

(3) Correlation Risk. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and the hedged position are not perfectly correlated. Correlation risk is the risk that there might be imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and price movements in the investments being hedged.

(4) Liquidity Risk. Derivatives are also subject to liquidity risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterpart of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can be closed out only with the other party to the transaction. The Fund might be required by applicable regulatory requirement to maintain assets as "cover," maintain segregated accounts, and/or make margin payments when they take positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund was unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired, matured, or was closed out. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterpart to enter into a transaction closing out the position. Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

(5) Legal Risk. Legal risk is the risk of loss caused by the legal unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside gain in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterpart that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(6) Systemic or "Interconnection" Risk. Interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses at other dealers and destabilize the entire market for OTC derivative instruments.

General Limitations. The use of derivative instruments is subject to applicable
-------------------
regulations of the SEC, the several options and futures exchanges upon which they may be traded, the Commodity Futures Trading Commission ("CFTC"), and various state regulatory authorities. In addition, the Fund's ability to use derivative instruments may be limited by certain tax considerations.

The Trust has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. In accordance with Rule 4.5 of the regulations under the Commodity Exchange Act ("CEA"), the notice of eligibility for the Trust includes representations that the Fund will use futures contracts and related options solely for bona fide hedging purposes within the meaning of CFTC regulations, provided that the Fund may hold other positions in futures contracts and related options that do not qualify as a bona fide hedging position if the aggregate initial margin deposits and premiums required to establish these positions, less the amount by which any such futures contracts and related options positions are "in the money," do not exceed 5% of the Fund's net assets. Adherence to these guidelines does not limit the Fund's risk to 5% of the Fund's assets.

The SEC has identified certain trading practices involving derivative instruments that involve the potential for leveraging the Fund's assets in a manner that raises issues under the 1940 Act. In order to limit the potential for the leveraging of the Fund's assets, as defined under the 1940 Act, the SEC has stated that the Fund may use coverage or the segregation of the Fund's assets. To the extent required by SEC guidelines, the Fund will not enter into any such transactions unless it owns either: (1) an offsetting ("covered") position in securities, options, futures, or derivative instruments; or (2) cash or liquid securities positions with a value sufficient at all times to cover its potential obligations to the extent that the position is not "covered." The Fund will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the derivative position is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

In some cases, the Fund may be required to maintain or limit exposure to a specified percentage of its assets to a particular asset class. In such cases, when the Fund uses a derivative instrument to increase or decrease exposure to an asset class and is required by applicable SEC guidelines to set aside liquid assets in a segregated account to secure its obligations under the derivative instruments, the Advisor may, where reasonable in light of the circumstances, measure compliance with the applicable percentage by reference to the nature of the economic exposure created through the use of the derivative instrument and not by reference to the nature of the exposure arising from the liquid assets set aside in the segregated account (unless another interpretation is specified by applicable regulatory requirements).

Options. The Fund may use options for any bona fide hedging or risk management
-------
purpose. An option is a contract in which the "holder" (the buyer) pays a certain amount ("premium") to the "writer" (the seller) to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price ("strike price" or "exercise price") at or before a certain time ("expiration date"). The holder pays the premium at inception and has no further financial obligation. The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option will receive fees or premiums but is exposed to losses due to changes in the value of the underlying asset. The Fund may buy or write (sell) put and call options on assets, such as securities, currencies, futures, financial commodities, and indices of debt and equity securities ("underlying assets") and enter into closing transactions with respect to such options to terminate an existing position. Options used by the Fund may include European, American, and Bermuda style options. If an option is exercisable only at maturity, it is a "European" option; if it is also exercisable prior to maturity, it is an "American" option. If it is exercisable only at certain times, it is a "Bermuda" option.

The Fund may purchase (buy) and write (sell) put and call options on underlying assets and enter into closing transactions with respect to such options to terminate an existing position. The purchase of a call option serves as a long hedge, and the purchase of a put option serves as a short hedge. Writing put or call options can enable the Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by the Fund would be considered illiquid. Writing put options serves as a limited long hedge because decreases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value.

The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.

The Fund may effectively terminate a right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate an obligation under a call or put option that they had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option they had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Funds to realize the profit or limit the loss on an option position prior to its exercise or expiration.

The Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and the other party to the transaction ("counterpart") (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counterpart to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterpart to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterpart, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with counter parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterpart, the Fund might be unable to close out an OTC option position at any time prior to its expiration. If the Fund was unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.

The Fund also may engage in options transactions as described above on securities indices and other financial indices and in so doing can achieve many of the same objectives they would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of the attempted hedging.

Futures Contracts. The Fund may enter into contracts for the purchase or sale
-----------------
for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. The Fund may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. The Fund will engage in this strategy only when the Advisor believes it is more advantageous to the Fund than purchasing the futures contract.

The Fund may use futures contracts solely for the purpose of bona fide hedging or risk management. The Fund's primary purpose in entering into futures contracts is to protect it from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, the Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index, as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Fund not participating in a market advance. Conversely, if the Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. The Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

Although techniques other than sales and purchases of futures contracts could be used to reduce the Fund's exposure to market or interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through the use of futures contracts.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

No price is paid by the Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash and/or other appropriate liquid assets in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund was unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

Swap Agreements. The Fund may enter into interest rate, securities index,
---------------
commodity, or security and currency exchange rate swap agreements and related caps, floors, and collars. The Fund will use such instruments solely for the purpose of bona fide hedging or risk management, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. The Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate) in a particular foreign currency, or in a "basket" of securities representing a particular index. Swap agreements may include caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that a specified index exceed a specified rate or amount, or "cap;" floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that a specified index falls below a specified level, or "floor;" and collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against movements interest or values exceeding given minimum or maximum levels.

The "notional amount" of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by the Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, the Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement. A Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterpart will be covered by the maintenance of a segregated account consisting of cash and/or other appropriate liquid assets.

Whether the Fund's use of swap agreements will be successful in furthering their investment objectives will depend, in part, on the Advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. The swap market has grown substantially in recent years with a large number of banking firms acting as both principals and agents using standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not been fully developed and, accordingly, they are less liquid than swaps. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterpart. Certain restrictions imposed on the Fund by the Internal Revenue Code of 1986 ("IRC") may limit the Fund's ability to use swap agreements. The swaps market is largely unregulated.

The Fund will enter swap agreements only with counter parties that the Advisor reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

Additional Derivative Instruments and Strategies. In addition to the derivative
------------------------------------------------
instruments and strategies described above and in the Prospectus, the Advisor expects additional derivative instruments and other hedging or risk management techniques to develop from time to time. The Advisor may utilize these new derivative instruments and techniques to the extent that they are consistent with the Fund's investment objective and permitted by the Fund's investment limitations, operating policies, and applicable regulatory authorities.

Foreign Securities. Investing in foreign securities involves a series of risks not present in investing in U.S. securities. Most of the foreign securities held by the portfolios will not be registered with the Securities and Exchange Commission (the "SEC"), nor will the foreign issuers be subject to SEC reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the portfolio than is available concerning U.S. companies. Disclosure and regulatory standards in many respects are less stringent in emerging market countries than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets and enforcement of existing regulations may be extremely limited. Foreign companies and, in particular, companies in smaller and emerging capital markets are not generally subject to uniform accounting, auditing and financial reporting standards, or to other regulatory requirements comparable to those applicable to U.S. companies. The portfolio's net investment income and capital gains from its foreign investment activities may be subject to non-U.S. withholding taxes.

The costs attributable to foreign investing that the Fund must bear frequently are higher than those attributable to domestic investing; this is particularly true with respect to emerging capital markets. For example, the costs of maintaining custody of foreign securities exceeds custodian costs for domestic securities and transaction and settlement costs of foreign investing also frequently are higher than those attributable to domestic investing. Costs associated with the exchange of currencies also make foreign investing more expensive than domestic investing. Investment income on certain foreign securities in which the portfolio may invest may be subject to foreign withholding or other government taxes that could reduce the return of these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign tax to which the portfolio would be subject.

The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a portfolio's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vi) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

In addition, many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resources self-sufficiency and balance of payments position.

Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, a portfolio could lose a substantial portion of any investments it has made in the affected countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to portfolio shareholders. Further, no accounting standards exist in Eastern European countries.

The Fund endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread in currency exchange (to cover service charges) will be incurred, particularly when the Fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations.

Foreign markets also have different clearance and settlement procedures and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Foreign securities may be purchased through depository receipts, including American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") Global Depository Receivables ("GDRs"), or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs and GDRs may be denominated in other currencies and are designed for use in the European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European receipts evidencing a similar arrangement. For purposes of the Fund's investment policies, ADRs, EDRs and GDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs, EDRs and GDRs shall be treated as indirect foreign investments. Thus, an ADR, EDR or GDR representing ownership of common stock will be treated as common stock. ADR, EDR and GDR depository receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders with respect to the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depository receipts.

Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

Forward Foreign Currency Transactions. The foreign securities held by the Fund will usually be denominated in foreign currencies and the Fund may temporarily hold foreign currency in connection with such investments. As a result, the value of the assets held by the Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates, by exchange control regulations and by indigenous economic and political developments. Some countries in which the Fund may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund's securities are denominated may have a detrimental impact on the Fund.

The Fund may enter into forward foreign currency contracts ("forward currency contracts") in an effort to control some of the uncertainties of foreign currency rate fluctuations. A forward currency contract is an agreement to purchase or sell a specific currency at a specified future date and price agreed to by the parties at the time of entering into the contract. The Fund will not engage in foreign currency contracts in which the specified future date is more than one year from the time of entering into the contract. In addition, the Fund will not engage in forward currency contracts for speculation, but only as an attempt to hedge against changes in foreign currency exchange rates affecting the values of securities which the Fund holds or intends to purchase. Thus, the Fund will not enter into a forward currency contract if such contract would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund securities or other assets denominated in that currency.

The Fund may use forward currency contracts to fix the value of certain securities it has agreed to buy or sell. For example, when the Fund enters into a contract to purchase or sell securities denominated in a particular foreign currency, the Fund could effectively fix the maximum cost of those securities by purchasing or selling a foreign currency contract, for a fixed value of another currency, in the amount of foreign currency involved in the underlying transaction. In this way, the Fund can protect the value of securities in the underlying transaction from an adverse change in the exchange rate between the currency of the underlying securities in the transaction and the currency denominated in the foreign currency contract, during the period between the date the security is purchased or sold and the date on which payment is made or received.

The Fund may also use forward currency contracts to hedge the value, in U.S. dollars, of securities it currently owns. For example, if the portfolio held securities denominated in a foreign currency and anticipated a substantial decline (or increase) in the value of that currency against the U.S. dollar, the Fund may enter into a foreign currency contract to sell (or purchase), for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of all or a portion of the securities held which are denominated in such foreign currency.

Upon the maturity of a forward currency transaction, the portfolio may either accept or make delivery of the currency specified in the contract or, at any time prior to maturity, enter into a closing transaction which involves the purchase or sale of an offsetting contract. An offsetting contract terminates the Fund's contractual obligation to deliver the foreign currency pursuant to the terms of the forward currency contract by obligating the Fund to purchase the same amount of the foreign currency, on the same maturity date and with the same currency trader, as specified in the forward currency contract. The Fund realizes a gain or loss as a result of entering into such an offsetting contract to the extent the exchange rate between the currencies involved moved between the time of the execution of the original forward currency contract and the offsetting contract.

The use of forward currency contracts to protect the value of securities against the decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities the portfolio owns or intends to acquire, but it does fix a future rate of exchange. Although such contracts minimize the risk of loss resulting from a decline in the value of the hedged currency, they also limit the potential for gain resulting from an increase in the value of the hedged currency. The benefits of forward currency contracts to the portfolio will depend on the ability of the portfolio's investment manager to accurately predict future currency exchange rates.

Foreign Currency Futures. Generally, foreign futures contracts will be executed on a U.S. exchange. To the extent they are not, however, engaging in such transactions will involve the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic (U.S.) exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the exchange may be liquidated by a transaction on the appropriate domestic market. Moreover, applicable laws or regulations will vary depending on the foreign country in which the foreign futures transaction occurs. Therefore, entities (such as the portfolio) which trade foreign futures contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, Commodity Futures Trading Commission ("CFTC") regulations, the rules of the National Futures Association or those of a domestic (U.S.) exchange. In particular, monies received from customers for foreign futures transactions may not be provided the same protections as monies received in connection with transactions on U.S. futures exchanges. In addition, the price of any foreign futures and, therefore, the potential profits and loss thereon, may be affected by any variance in the foreign exchange rate between the time the order for the futures contract is placed and the time it is liquidated, offset or exercised.

Illiquid Securities. Illiquid securities are securities that are not readily marketable. The Board of Trustees, or its delegate, has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are illiquid for purposes of this limitation. Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended (the "Securities Act"), such as securities that may be resold to institutional investors under Rule 144A under the Securities Act and Section 4(2) commercial paper may be considered liquid under guidelines adopted by the Board of Trustees.

The Board of Trustees has delegated to the Advisor the day-to-day determination of the liquidity of a security, although it has retained oversight for such determinations. The Board of Trustees has approved procedures that allow the Advisor to deem Section 4(2) commercial paper liquid only if the Advisor determines that there is no significant difference between Section 4(2) commercial paper and traditional commercial paper based upon an evaluation of the following characteristics: (i) market characteristic, such as the nature of the security and the nature of marketplace trades; (ii) trading characteristics, such as the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers; and (iii) the quality of the issue or issuer. With respect to a the Fund's foreign holdings or unregistered securities, a foreign or unregistered security may be considered liquid by the Advisor (despite its restricted nature under the Securities Act) if the security can be freely traded in a foreign securities market or resold to institutional investors and the facts and circumstances support a finding of liquidity.

Investment Companies. The Trust has received an exemptive order from the SEC that allows the Fund to invest a portion of its assets into shares of the William Blair Ready Reserves Fund based upon the terms and conditions of such order. Pursuant to the order, the Fund may not invest more than 25% of its net assets in the Ready Reserves Fund. The Advisor does not receive an advisory fee from the Ready Reserves Fund for managing the uninvested cash of the Fund.

Lending. While the Fund has the authority to lend portfolio securities, it has no current intention to do so. The risks associated with lending portfolio securities are similar to those of entering into repurchase agreements.

Repurchase Agreements. In a repurchase agreement, the Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Advisor will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that the Fund is entitled to sell the underlying collateral. The loss, if any, to the Fund will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Fund may be delayed or limited. Although no definitive creditworthiness criteria are used, the Advisor reviews the creditworthiness of the banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate those risks. The Advisor will review and monitor the creditworthiness of broker-dealers and banks with which the Fund enters into repurchase agreements. The Fund may, under certain circumstances, deem repurchase agreements collateralized by U.S. government securities to be investments in U.S. government securities.

Restricted Securities. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. If through the appreciation of restricted securities or the depreciation of unrestricted securities, the Fund would be in a position where more of its net assets are invested in illiquid securities, including restricted securities that are not readily marketable (except for 144A Securities and 4(2) commercial paper deemed to be liquid by the Advisor), than is permitted by its investment restrictions, the Fund will take such steps as it deems advisable, if any, to protect liquidity.

Small Companies. While smaller companies generally have the potential for rapid growth, investments in smaller companies often involve greater risks than investments in larger, more established companies because smaller companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of smaller companies are traded only over-the-counter or on a regional securities exchange and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to greater and more abrupt price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of smaller company securities. Investors should be aware that, based on the foregoing factors, an investment in the Fund, to some extent, may be subject to greater price fluctuations than an investment in a fund that invests primarily in larger, more established companies. The Advisor's research efforts may also play a greater role in selecting securities for the portfolio than in a fund that invests in larger, more established companies.

Temporary Defensive Position. The Fund may significantly alter its make-up as a temporary defensive strategy. A defensive strategy will be employed if, in the judgment of the Advisor, investments in the Fund's usual markets or types of securities become unattractive because of current or anticipated adverse economic, political, financial or social factors. Generally the Fund will remain fully invested and the Advisor will not attempt to time the market. The types of securities that might be acquired and held for defensive purposes by the Fund could include fixed-income securities and securities issued by the U.S. or foreign governments as well as domestic or foreign money market instruments and non-convertible preferred stock, each of which would be of investment-grade. At such time as the Advisor determines that the Fund's defensive strategy is no longer warranted, the Fund will adjust its portfolio back to its normal complement of securities as soon as practicable. When the Fund is invested defensively, it may not meet its investment objective.

Warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

When-Issued or Delayed Delivery Transactions. The Fund may purchase newly issued securities on a when-issued basis and may purchase or sell portfolio securities on a delayed delivery basis. When the Fund purchases securities on a when-issued or a delayed delivery basis, it becomes obligated to purchase the securities and it has all the rights and risks attendant to ownership of the securities, although delivery and payment occur at a later date. The Fund will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. The value of fixed-income securities to be delivered in the future will fluctuate as interest rates vary. The Fund generally has the ability to close out a purchase obligation on or before the settlement date, rather than take delivery of the security.

At the time the Fund makes the commitment to sell a security on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the security sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. Normally, settlement occurs within one month of the purchase or sale.

To the extent the Fund engages in when-issued or delayed delivery purchases, it will do so for the purpose of acquiring securities consistent with the Fund's investment objective and policies and not for the purpose of investment leverage or to speculate on interest rate changes, but the Fund reserves the right to sell these securities before the settlement date if deemed advisable. To the extent required to comply with Securities and Exchange Commission Release No. IC-10666, when purchasing securities on a when-issued or delayed delivery basis, the Fund will segregate cash or liquid securities equal to the value of such contracts.

                      ADDITIONAL INFORMATION ABOUT THE FUND

Summary of Ongoing Fees for Fund Shares. The Fund does not pay a distribution or shareholder services fee.

Purchase of Fund Shares. The public offering price of the shares of the Fund is the next determined net asset value. No initial sales charge or contingent deferred charge is imposed. Since Fund shares are sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Fund shares for the investor's account.

General. Orders for the purchase of shares of the Fund will be confirmed at a price based on the net asset value of the Fund next determined after receipt by the Distributor of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value (see "Net Asset Value") and received by the Distributor prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date"). The Fund reserves the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased.

The Fund reserves the right to withdraw all or any part of the offering made by this statement of additional information and reject purchase orders. Also, from time to time, the Fund may temporarily suspend the offering of its shares to new investors. During the period of such suspension, persons who are already shareholders of the Fund normally are permitted to continue to purchase additional shares of the Fund and to have dividends reinvested.

If purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through an authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Board of Trustees and the Distributor may suspend or terminate the offering of shares of a Fund at any time for any reason.

Share Certificates. Share certificates will not be issued for Fund shares.

Redemptions. The Fund is intended as a long-term investment vehicle and not to provide a means of speculating on short-term market movements.

Suspension of Redemption or Delay in Payment. The Trust may not suspend the right of redemption or delay payment on its shares for more than seven days except (a) during any period when the New York Stock Exchange is closed (other than on weekends and customary holidays); (b) when trading in the markets that the portfolio normally utilizes is restricted or any emergency exists as determined by the Securities and Exchange Commission, so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable; or (c) for such other periods as the Securities and Exchange Commission may permit by order for protection of the Trust's shareholders.

Special Redemptions. Although it is the present policy of the Fund to redeem shares in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment of large redemptions were made wholly in cash, the Fund will pay the redemption price in whole or in part by a distribution of portfolio instruments in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such instruments at the same value used to determine net asset value and selecting the instruments in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurs, shareholders receiving instruments and selling them before their maturity could receive less than the redemption value of such instruments and could also incur transaction costs. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem portfolio shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the portfolio during any 90-day period for any one shareholder of record.

                            GENERAL FUND INFORMATION

Determination of Net Asset Value. Net asset value is determined as of the close of trading on the New York Stock Exchange, which is generally 3:00 p.m., Central time (4:00 p.m. Eastern time). Net asset value is not determined on the days that the New York Stock Exchange is closed, which generally includes the observance of New Year's Day, Dr. Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value is not required to be computed on a day when no orders to purchase shares were received and no shares were tendered for redemption.

Domestic Equity Securities. The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, in the absence of a recent sale on the date of determination, at the latest bid price.

Foreign Equity Securities. The value of a foreign equity security is determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market, as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price.

Fixed-Income Securities. Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Other Securities and Assets. Other securities, and all other assets, including securities for which a market price is not available, or the valuation of which is affected by a significant valuation event are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Trust's valuation procedures.

Performance.

From time to time, the Fund may advertise its total return for prior periods. Any such advertisement would include at least average annual total return quotations for one-year, five-year and ten-year (or since inception) periods. Other total return quotations, aggregate or average, over other time periods may also be included.

Historical Performance.

In general. The historical performance or return of the Fund may be shown in the form of "average annual total return" and "total return" figures. The Fund may use annual average total return figures showing after-tax returns, including comparisons to tax-deferred vehicles such as Individual Retirement Accounts and variable annuities. These various measures of performance are described below.

Average annual total return and total return measure both the net investment income generated by and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments of the portfolio, assuming the reinvestment of all dividends during the period. Average annual total return figures represent the average annual percentage change over the period in question. Total returns represent the aggregate percentage or dollar value change over the period in question. Yield is a measure of the net investment income per share earned over a specified period, expressed as a percentage of the net asset value. Yield is an annualized figure, which means that it assumes that a portfolio generates the same level of net investment income over a one-year period.

The Fund may advertise cumulative (non-annualized) total return of shares of the Fund for various periods. Cumulative total return is calculated by measuring the value of an initial investment in a given Fund at a given time, deducting the value of all subsequent reinvested distributions, and dividing the net change in the value of the investment as of the end period by the amount of the initial investment and expressing the result as a percentage.

The performance quotations for a Fund are based upon historical results and are not necessarily representative of future performance. Returns and net asset value will fluctuate. A Fund's performance depends upon general market conditions, operating expenses and the performance of the investment manager. Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section. In addition, the Advisor has agreed to waive certain fees. Without such waivers, the Fund's performance results would be lower.

Average annual total return. The Fund's average annual total return is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. The average annual total return for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Fund's shares on the first day of the period and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the nth root (n representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. This calculation assumes that all income dividends and capital gains distributions by the Fund have been reinvested at net asset value on the reinvestment dates during the period.
                                       24

Average annual total return (after taxes on distributions). The Fund's average annual total return (after taxes on distributions) is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Average annual total return (after taxes on distributions) is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the Fund's operations if shorter) that would equate the initial amount invested to the ending value, according to the following formula:

                                   P(1+T)/n/ = ATV\\D\\

Where:   P =          a hypothetical initial payment of $1,000
         T =          average annual total return (after taxes on distributions)
         n =          number of years
         ATV\\D\\ =   ending value of a hypothetical $1,000 payment made at the
                      beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, 10-year periods, after taxes on distributions but not after taxes on redemptions.

In calculating average annual total return (after taxes on distributions), the following assumptions will be made: (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by a Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date, and (d) all recurring fees charged to all shareholder accounts are included.

Average annual total return (after taxes on distributions and redemption). The Fund's average annual total return (after taxes on distributions and redemption) is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Average annual total return (after taxes on distributions and redemption) is calculated by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods (or for the periods of the Fund's operations if shorter) that would equate the initial amount invested to the ending value, according to the following formula:

                                   P(1+T)/n/ = ATV\\DR\\

Where:   P =          a hypothetical initial payment of $1,000
         T =          average annual total return (after taxes on distributions
                      and redemption)
         n =          number of years
         ATV\\DR\\ =  ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the 1-, 5- or 10-year periods, after taxes on distributions and redemption.

In calculating average annual total return (after taxes on distributions and redemption), the following assumptions will be made: (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by a Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date, (d) all recurring fees charged to all shareholder accounts are included, and (e) capital gains taxes resulting from the redemption are subtracted and the tax benefit from capital losses resulting from the redemption are added.

Total return. Total return performance for a specific period is calculated by first taking an investment (assumed below to be $10,000) ("initial investment") in the Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value, dividing the remainder by the initial investment and expressing the result as a percentage. This calculation assumes that all income and capital gains dividends by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

Comparison of Fund Performance to Market Indices.

From time to time, in marketing and other Trust literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar goals, as tracked by independent organizations. Such market comparisons are set forth briefly below.

From time to time, the Fund's performance may be compared to that of various independent unmanaged stock indices such as the Standard & Poor's 500 Stock Index, NASDAQ, Morgan Stanley Capital International's Europe, Australia and the Far East (EAFE) Index and Morgan Stanley Capital International's All Country World (Free) Except United States (ACWExUS) Index. The Fund's performance may also be compared to the performance of other international mutual funds or mutual fund indices as reported by Weisenberger/CDA Investment Technologies, Inc. ("CDA"), Lipper Analytical Services, Inc. ("Lipper") or Morningstar, Inc. ("Morningstar").

         . CDA: CDA is a widely recognized independent mutual fund reporting service that is based upon changes in net asset value with all dividends reinvested.

         . LIPPER: Lipper is a widely used independent research firm that ranks mutual funds' overall performance, investment objectives and assets. Lipper performance figures are based on changes in net asset value, with all income and capital gain dividends assumed to be reinvested. Lipper's calculations do not include the effect of any sales charges imposed by other funds. Lipper also issues a monthly yield analysis for fixed- income funds.

         . MORNINGSTAR: Morningstar rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for three-, five- and ten-year periods. Ratings are not absolute and do not represent future results. Morningstar also publishes mutual fund rankings.

Comparative performance information other than that listed above may be used from time to time in advertising the Institutional International Growth Fund, including data from Micropal Ltd., an independent fund reporting service.

The Fund may also utilize performance information in hypothetical illustrations. For example, the Fund may, from time to time: (1) illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans; (2) illustrate in graph or chart form, or otherwise, the benefits of dollar cost averaging by comparing investments made pursuant to a systematic investment plan; (3) illustrate allocations among different types of mutual funds or other investments for investors at different stages of their lives; and (4) illustrate the benefits of compounding at various assumed rates of return.

From time to time marketing materials may show the Fund's asset class diversification, top sectors, ten largest holdings and other Fund asset structures. In addition, marketing materials may include various actual or estimated portfolio characteristics, including but not limited to median market capitalizations, earnings per share, alphas, betas, price/earnings ratios, returns on equity, dividend yields, capitalization ranges, growth rates, price/book ratios, and breakdowns by geographic regions or industries. Materials may also mention how the Advisor believes the Fund compares relative to other William Blair Funds.

The Fund may quote information from industry or financial publications of general U.S. or international interest, such as information from Morningstar, the Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, the Chicago Tribune, USA Today, Institutional Investor and Registered Representative. From time to time, the Advisor or portfolio manager may provide views on the current economy and portfolio strategy. In addition, portfolio holdings are available on a delayed basis upon request.

Occasionally statistics may be used in marketing materials to specify the Fund's volatility or risk. The general premise is that greater volatility connotes greater risk undertaken in achieving performance. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation.

Standard deviation is a statistical tool that measures the degree to which a fund's performance has varied from its average performance during a particular time period.

Standard deviation is calculated using the following formula:

               Standard deviation = the square root of S(xi - xm)/2/

                                       n-1

Where:      S  =      "the sum of,"
            xi =      each individual return during the time period,
            xm =      the average return over the time period, and
            n  =      the number of individual returns during the time period.

Statistics may also be used to discuss the Fund's relative performance. One such measure is alpha. Alpha measures the actual return of a fund compared to the expected return of a fund given its risk (as measured by beta). The expected return is based on how the market as a whole performed, and how the particular fund has historically performed against the market. Specifically, alpha is the actual return less the expected return. The expected return is computed by multiplying the advance or decline in a market representation by the Fund's beta. A positive alpha quantifies the value that the fund manager has added, and a negative alpha quantifies the value that the fund manager has lost.

Other measures of volatility and relative performance may be used as appropriate. However, all such measures will fluctuate and do not represent future results.

Tax Status. The following is intended to be a general summary of certain federal income tax consequences of investing in the Fund. It is not intended as a complete discussion of all such tax consequences, nor does it purport to deal with all categories of investors. Investors are therefore advised to consult with their tax advisors before making an investment in the Fund.

Each series (Fund) of the Trust is treated as a separate entity for accounting and tax purposes. The Fund intends to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As such, and by complying with the applicable provisions of the Code regarding the sources of its income, the amount and timing of its distributions and the diversification of its assets, the Fund generally will not be subject to federal income tax on its taxable income (including net short-term and long-term capital gains) that is distributed to shareholders in accordance with the requirements of the Code. However, the Fund would be subject to federal income tax (currently at a maximum rate of 35%) on any undistributed taxable income.

The Fund intends to declare and make distributions during the calendar year of an amount sufficient to prevent imposition of a 4% nondeductible federal excise tax. The required distribution generally is the sum of (1) at least 98% of the Fund's ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gain net income for the twelve-month period ending on October 31 of such calendar year, and (3) the sum of all undistributed ordinary income and capital gain net income from the previous years, less any over-distribution from any prior year.

If in any taxable year the Fund fails to qualify as a regulated investment company under the Code, the Fund would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify as a regulated investment company, the Fund's distributions, to the extent derived from its current or accumulated earning and profits, would generally constitute ordinary dividends, which although eligible for the corporate dividends received deduction, would be taxable to individual shareholders as ordinary income, even though such distribution might otherwise, at least in part, have been treated as long-term capital gains in such shareholder's hands.

The Fund is required to withhold Federal income tax at a current rate of 30% (commonly called "backup withholding") from taxable distributions to shareholders that do not provide the Fund with a taxpayer identification

(social security) number or in other circumstances where shareholders have failed to comply with requirements contained in the Code or regulations thereunder.

Special tax provisions may accelerate or defer recognition of certain gains or losses, change the character of certain gains or losses or alter the holding periods of certain of the Fund's securities. Specifically, the mark-to-market rules of the Code may require the Fund to recognize unrealized gains and losses on certain forward contracts, futures and foreign currency futures held by the Fund at the end of the Fund's tax year. Under these provisions, 60% of any gain or loss deemed to be recognized will generally be treated as long-term capital gain or loss, and 40% of the gain or loss will generally be treated as short-term capital gain or loss. Although certain foreign currency forward contracts and foreign currency futures contracts are marked-to-market, any gain or loss related to foreign currency fluctuations is generally treated as ordinary income or loss under Section 988 of the Code (see below). In addition, the straddle rules of the Code require deferral of certain losses realized on positions of a straddle to the extent that the portfolio has unrealized gains in offsetting positions at year end. The Fund intends to elect to mark-to-market their investments in passive foreign investment companies for federal income tax purposes.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions that involve foreign currency-denominated debt securities, certain foreign currency options, foreign currency forward contracts, foreign currencies or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. For example, if the Fund sold a foreign stock or bond and part of the gain or loss on the sale was attributable to an increase or decrease in the value of a foreign currency, then the currency gain or loss may be treated as ordinary income or loss. If such transactions result in higher net ordinary income, the dividends paid by the Fund will be increased; if such transactions result in lower net ordinary income, a portion of dividends paid could be classified as a return of capital.

The Fund may qualify for and make an election permitted under the "pass through" provisions of Section 853 of the Code, which allows a regulated investment company to elect to have its foreign tax credit taken by its shareholders instead of on its own tax return. To be eligible for this credit, more than 50% of the value of the Fund's total assets at the close of its taxable year must consist of stock or securities in foreign corporations, and the Fund must have distributed at least 90% of its investment company taxable income for such year and 90% of the excess, if any, of (i) its tax-exempt interest income over (ii) certain disallowed deductions.

If the Fund makes this election, it may not take any foreign tax credit and may not take a deduction for foreign taxes paid. However, the Fund is allowed to include the amount of foreign taxes paid in a taxable year as part of its dividends paid deduction for that year. Each shareholder would then include in his, her or its gross income, and treat as paid by such shareholder, his, her or its proportionate share of the foreign taxes paid by the Fund.

If the U.S. government were to impose any restrictions, through taxation or other means, on foreign investments by U.S. investors such as those to be made through the Fund, the Board of Trustees will promptly review the Fund's policies to determine whether significant changes in its investments are appropriate.

Non-U.S. investors who invest in a Fund which is not treated as being effectively connected with the conduct of a U.S. trade or business, will generally be subject to U.S. federal income tax treatment that is different from that described above and in the prospectus. Such investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund, unless an effective IRS Form W-8 or authorized substitute for Form W-8 is on file, and to 30% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

Shareholders should consult their tax advisors about the application of the provisions of tax law in light of their particular tax situations.

Independent Auditors. The Trust's independent auditors are Ernst & Young LLP, Sears Tower, 233 South Wacker Drive, Chicago, Illinois 60606. Ernst & Young audits and reports upon the Trust's annual financial statements, reviews certain regulatory reports, prepares the Trust's Federal and state tax returns and performs other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust.

Legal Counsel. Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, is the Trust's Counsel.


Custodian. The Trust's custodian, Investors Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02117, has custody of all securities and cash of the Trust and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Trust.


Transfer Agent Services. State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, is the Trust's transfer agent and dividend-paying agent. State Street, as the shareholder service agent, provides certain bookkeeping, data processing and administrative services pertaining to the maintenance of shareholder accounts.

Reports to Shareholders. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

                               SHAREHOLDER RIGHTS


The Fund is one of nine series currently established by the Trust. The other series, offered by separate prospectus, include the William Blair Growth Fund, the William Blair Tax-Managed Growth Fund, the William Blair Large Cap Growth Fund, the William Blair Small Cap Growth Fund, the William Blair International Growth Fund, the William Blair Value Discovery Fund, the William Blair Income Fund and the William Blair Ready Reserves Fund. All shares of each William Blair Fund have equal rights with respect to dividends, assets and liquidation of a portfolio and equal, noncumulative voting rights. Noncumulative voting rights allow the holder or holders of a majority of shares, voting together for the election of trustees, to elect all the trustees. All shares of each Fund will be voted in the aggregate, except when a separate vote by Fund is required under the 1940 Act. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights.



Under Delaware law, the Trust generally is not required to hold annual shareholders' meetings. Upon the written request of ten or more shareholders that have held Trust shares for at least six months in an amount equal to the lesser of 1% of the outstanding shares or $25,000, the Trust will either disseminate appropriate materials (at the expense of the requesting shareholders) or provide such shareholders access to a list of names and addresses of all shareholders of record. The written notice must state that the shareholders making such request wish to communicate with the other shareholders to obtain the signatures necessary to demand a meeting to consider removal of a trustee. The Trust will hold shareholders' meetings when requested to do so in writing by one or more shareholders collectively holding at least 10% of the shares entitled to vote, such request specifying the purpose or purposes for which each meeting is to be called, or when determined by a majority of the Board of Trustees in their discretion. Shareholders' meetings also will be held in connection with the following matters: (1) the election or removal of trustees, if a meeting is called for such purpose; (2) the adoption of any contract for which shareholder approval is required by the 1940 Act; (3) any termination of the Trust; (4) certain amendments to the Declaration of Trust;
(5) any merger, consolidation or sale of assets; (6) incorporation of the Trust; and (7) such additional matters as may be required by law, the Declaration of Trust, the By-Laws of the Trust or any registration of the Fund with the Securities and Exchange Commission or any state, or that the Trustees may consider necessary or desirable, such as changes in fundamental investment objectives, policies or restrictions.


The Trustees serve until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of their successors or until a director sooner dies, resigns, retires, or is removed by a majority vote of the shares entitled to vote or by a majority of the trustees. In accordance with the 1940 Act, the Trust will hold a shareholders' meeting for the election of trustees at such time that (1) less than a majority of the trustees has been elected by the shareholders and (2) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders. A trustee may be removed from office by a vote of the holders of a majority of the outstanding shares entitled to vote.

                                  TRUST HISTORY

The Trust is a Delaware business trust organized under a Declaration of Trust dated September 8, 1999. The Trust was formerly organized as a Maryland corporation on September 22, 1987 under the name of William Blair Ready

Reserves, Inc. (the "Company"). On April 30, 1991, a reorganization of the Company and Growth Industry Shares, Inc., a Maryland corporation, occurred such that Growth Industry Shares, Inc. was reorganized into a separate portfolio of the Company, now the Growth Fund, and the Fund changed its name to William Blair Mutual Funds, Inc. On December 15, 1999, the Company was reorganized into the Trust and changed its name to William Blair Funds. The Trust operates as an open-end, management type investment company, as defined in the 1940 Act. Presently, the Trust has established nine Funds, which are described in the prospectuses, all of which are diversified portfolios. The Board of Trustees of the Trust may, however, establish additional portfolios with different investment objectives, policies and restrictions in the future.

                        FINANCIAL INFORMATION OF THE FUND


The Fund does not have audited financial statements, because the Fund did not commence operations until July 1, 2002.

                               WILLIAM BLAIR FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 23.  Exhibits
          --------


          (a)  (i)       Declaration of Trust dated September 3, 1999./(3)/

               (ii) Amendment to the Declaration of Trust dated April 24, 2001./(4)/

               (iii) Amendment to the Declaration of Trust effective October 23, 2001./(5)/

               (iv) Form of Written Instrument Establishing and Designating Shares of the William Blair Institutional International Growth Fund dated April 23, 2002./(5)/

          (b)  Amended and Restated By-laws dated October 23, 2001./(5)/

          (c)  None.

          (d)  (i)       Form of Management Agreement (Amended and Restated)
                         dated December 15, 1999.(3)

               (ii) Letter Agreement to Management Agreement dated April 23, 2002.*

          (e)  Underwriting Agreement./(1)/

          (f)  None.

          (g)  (i)       Custodian Agreement./(2)/

               (ii)      Form of Amended and Restated Delegation Agreement./(4)/

               (iii)     Amendment to Custodian Agreement dated August 1,
                         2001./(5)/

               (iv)      Form of Amendment to Custodian Agreement./(5)/

          (h)  (i)       Transfer Agency and Service Agreement dated September
                         30, 1999./(5)/

               (ii) Amendment to Transfer Agency and Service Agreement dated October 1, 2001./(5)/

               (iii) Form of Amendment to Transfer Agency and Service Agreement./(5)/

               (iv) Form of Expense Limitation Agreement for the Institutional International Growth Fund./(5)/

          (i)  Opinion and Consent of Vedder, Price, Kaufman & Kammholz. *

          (j)  Not applicable.

          (k)  Not applicable.

          (l)  Not applicable.

          (m)  Not applicable.

          (n)  Amended Multi-Class Plan./(4)/

          (o)  (i)       Powers of Attorney for each trustee except Robert E.
                         Wood II./(2)/

               (ii)      Powers of Attorney for Robert E. Wood II./(3)/

          (p)  Amended Code of Ethics./(4)/


--------------------
(1) Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A as filed on or about March 1, 1996.
(2) Incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A as filed on or about September 29, 1999.
(3) Incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A as filed on or about December 21, 1999.
(4) Incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A as filed on or about April 27, 2001.

(5) Incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A as filed on or about April 12, 2002.
*    Filed herewith.


ITEM 24. Persons Controlled by or Under Common Control with Registrant
         -------------------------------------------------------------

         Not applicable.

ITEM 25. Indemnification
         ---------------

         Section 5.2 of Article V of the Registrant's Declaration of Trust provides for indemnification of directors and officers under certain circumstances but does not allow such indemnification in cases of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         The Investment Management Agreement between the Registrant and William Blair & Company, L.L.C. (the "Advisor") provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties thereunder on the part of the Advisor, the Advisor shall not be liable for any error of judgment or mistake of law, or for any loss suffered by the Fund in connection with the matters to which such Agreement relates.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.  Business and Other Connections of Investment Advisor
          ----------------------------------------------------

          Registrant's investment advisor is William Blair & Company, L.L.C., a limited liability company. In addition to its services to Registrant as investment advisor as set forth in Parts A and B of this Registration Statement on Form N-1A, William Blair & Company, L.L.C. is a registered broker-dealer and engages in investment banking.

          The principal occupations of the principals and primary officers of William Blair & Company, L.L.C. are their services as principals and officers of that company. The address of William Blair & Company, L.L.C. and Registrant is 222 West Adams Street, Chicago, Illinois 60606.

          Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each principal of William Blair & Company, L.L.C. is, or at any time during the last two fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee:

   Name and Position with
  William Blair & Company,       Name of Company and/or Principal
           L.L.C                            Business                           Capacity
  ------------------------       --------------------------------        ----------------------
James J. Arado,                        JJSA, LLC                         Chairman
Principal

Steven J. Ashby,
Principal

Michael P. Balkin,                     The New Providence Fund           General Partner
Principal                              William Blair Funds               Senior Vice President

Nolan H. Baird, Jr.,
Principal

 Name and Position with
William Blair & Company,      Name of Company and/or Principal
       L.L.C                              Business                              Capacity
------------------------     ----------------------------------        --------------------------
Rocky Barber,                 Boy Scout Troop 20                             Chairman
Principal                     Metropolitan Club                              Board Member
                              Metropolitan Chicago YMCA                      Director
                              Stanford Business School                       Member Advisory Council
                              William Blair Funds                            Senior Vice President
                              Windy City USTA Tennis Classic                 Chairman

John A. Barone,
Principal

Michael W. Barone,
Principal

Reto B. Baruffol,
Principal

Ross Baumgarten,
Principal

Cushman B. Bissell,
Principal

Bowen Blair,                  The Art Institute of Chicago                   Trustee
Senior Principal              Chicago Historical Society                     Trustee
                              Field Museum of Natural History                Trustee

Edward McC. Blair, Sr.,       The Art Institute of Chicago                   Life Trustee
Senior Principal              College of the Atlantic                        Board of Trustees
                              Pullman Educational Foundation                 Life Trustee
                              Rush Presbyterian-St. Luke Medical             Life Trustee
                              Center
                              University of Chicago                          Life Trustee

Edward McC. Blair, Jr.,       Chicago Zoological Society                     Deputy Chairman
Principal                     Interluken Genetics                            Director
                              Pullman Educational Foundation                 Trustee
                              University of Chicago Hospital                 Trustee

Robert Blank,                 Jefferson Wells International                  Director
Principal

Douglas A. Blauw,
Principal

 Name and Position with
William Blair & Company,        Name of Company and/or Principal
       L.L.C                               Business                              Capacity
------------------------       ----------------------------------      ----------------------------
Mark G. Brady,
Principal

John J. Bransfield, Jr.,
Principal

Karl W. Brewer,                William Blair Funds                        Senior Vice President
Principal

Robert C. Bridges,
Principal

Kenton L. Brown,
Principal

Kurt L. Buechel,               Social Security Fund of the Principality   Member, Investment
Principal                      of Liechtenstein                           Advisory Board

Harvey H. Bundy, III,
Principal

Timothy L. Burke,              Health Care Service Corporation            Director
Principal

Joseph J. Burrello,
Principal

George K. Busse,               Busse Venture Associates                   Partner
Principal                      George L. Busse & Co.                      Director
                               Mount Prospect National Bank               Director
                               Zehenstift Partners                        Partner

Stephen Campbell,
Principal

Russell R. Campion,
Principal

Thomas F. Campion,
Principal

 Name and Position with
William Blair & Company,         Name of Company and/or Principal
        L.L.C                                Business                         Capacity
------------------------      --------------------------------------      ---------------
Ellen Carnahan,               William Blair Capital Partners V, VI &      Managing Member
Principal                     VII, LLC                                    General Partner
                              William Blair Venture Partners, L.P.

Robert W. Cartwright,
Principal

Candida M. Casey,
Principal

David G. Chandler,            Cypress Medical Products                    Director
Principal                     DJ Pharma, Inc                              Director
                              Electro Mechanical Solutions, Inc.          Director
                              Encore Paper Company                        Director
                              Engineered Materials Corp.                  Director
                              Gibraltar Packaging Group                   Director
                              Morton Grove Pharmaceuticals, Inc.          Director
                              PacWest Telecomm, Inc.                      Director
                              Pharma Research Corp.                       Director
                              Predelivery Service Corporation             Director
                              Sweetwater Sound, Inc.                      Director
                              The Plastics Group Inc.                     Director
                              U.S. Education Corporation                  Director

Marc W. Christman,
Principal

James J. Connors,
Principal

E. David Coolidge, III,       Coverall of North America                   Director
Chief Executive Officer

Christopher A. Cotter,
Principal

Thomas J. Croghan,
Principal

Benjamin W. Curtis,
Principal

 Name and Position with
William Blair & Company,         Name of Company and/or Principal
        L.L.C                                Business                           Capacity
------------------------      --------------------------------------      --------------------
Michael T. Davis,
Principal

Edward J. Dellin,
Principal

Kelley R. Drake,
Principal

John M. Draper,               Black Knight Productions Inc.               Director
Principal

Rosa M. Ebling,
Principal

Stephen E. Elkins,
Principal

John R. Ettelson,
Principal

David T. Farina,
Principal

Francis C. Farwell,           Lake Forest Bank & Trust Company            Director
Principal

Brent Felitto,
Principal

F. Conrad Fischer,            APM Limited Partnership                     General Partner
Principal                     Chicago Child Care Society                  Trustee, Emeritus
                              William Blair Funds                         Chairman and Trustee

Frederick Fischer,
Principal

Robert C. Fix,
Principal

Tony Flanagan,
Principal

 Name and Position with
William Blair & Company,         Name of Company and/or Principal
        L.L.C                                Business                               Capacity
------------------------      --------------------------------------      ---------------------------
Richard M. Fradin,
Principal

Charles W. Freeburg,
Principal

Jeffrey M. Frient,
Principal

Christopher B. Fuchs,
Principal

Mark A. Fuller, III,          Fuller Investment Company                   President
Principal                     Fulsen Howney Partners                      Partner
                              Three Rio Grande, LLC                       Principal
                              William Blair Funds                         Senior Vice President

Glenn Gandolfi,
Principal

John Gardner,
Principal

Winton G. Gibbons,
Principal

Joel K. Gomberg,
Principal

Richard D. Gottfred,
Principal

John K. Greene,               Chicago Horticultural Society               Trustee
Principal                     The Garden Conservatory                     Trustee
                              Hazelden                                    Chairman, Illinois Board of
                                                                          Directors
                              St. Paul's School                           Trustee
                              Children's Home & Aid of Illinois           Trustee
                              Foundation

Thomas L. Greene,
Principal

 Name and Position with
William Blair & Company,         Name of Company and/or Principal
        L.L.C                                Business                            Capacity
------------------------      --------------------------------------      ----------------------
W. George Greig,              William Blair Funds                          Senior Vice President
Principal

Phillip E. Gutman, Jr.
Principal

Marco Hanig,                  William Blair Funds                          President
Principal

John Harris,
Principal

J. Terry Heath,
Principal

Dwight E. Helm,
Principal

Elizabeth M. Hennessey,
Principal

James P. Hickey,              Eagle Point Software                         Director
Principal

Paul Hindsley,
Principal

Tony Hoban,
Principal

Charles H. Hodges, IV,
Principal

John P. Huber,
Principal

Mortimer G. Huber,
Principal

William Iannessa,
Principal

 Name and Position with
William Blair & Company,           Name of Company and/or Principal
        L.L.C                                  Business                                 Capacity
------------------------      ------------------------------------------         ----------------------
Stephen D. Jacobson,
Principal

Edgar D. Jannotta,            AAR Corp.                                          Director
Senior Principal              AON Corporation                                    Director
                              Bandag, Incorporated                               Director
                              Exelon Corporation                                 Director
                              Inforte Corp.                                      Director
                              Molex Incorporated                                 Director
                              Sloan Valve Company                                Director
                              William Blair Capital Partners VI, LLC             Managing Member
                              William Blair Leveraged Capital                    Partner
                              Management, LP
                              William Blair Capital Management, LP               Partner

David M. Jones,
Principal

John F. Jostrand,             William Blair Funds                                Senior Vice President
Principal

Richard S. Kaplan,
Principal

Brian L. Kasal,               Chicago Area Council Boy Scouts of America         Director
Principal

William O. Kasten,            Town & Country Shop                                President
Principal                     Villa Terrace Museum                               Director
                              Charles Allis Museum                               Director
                              iParenting.com                                     Director

Theodore C. Kauss, Jr.,
Principal

John P. Kayser,               Chicago Stock Exchange                             Board of Governors
Principal                     DuPage Children's Museum                           Director
                              King-Bruwaert House                                Director

Christine Evans Kelly,
Principal

Name and Position with
William Blair & Company,   Name of Company and/or Principal
        L.L.C.                       Business                       Capacity
------------------------   ----------------------------------       --------

Matthew P. Kerekes,
Principal

Kathleen Kidder,
Principal

Richard M. King,
Principal

Richard P. Kiphart,       Concord EFS, Inc.                    Director
Principal                 Divine Interventures                 Advisory Board
                          Erickson Institute                   Director
                          Lyric Opera                          Director
                          McCormick Theological Seminary       Director
                          Merit Music Program                  Director
                          Photo Control                        Advisory Board
                          Schacfter International              Advisory Board

James S. Kowski,          Twin Pleaks Farm, Inc.               President
Principal

Charles J. Kraft, III,    Spartan Holdings, LLC                President
Principal

Albert J. Lacher,
Principal

Joseph F. LaManna,
Principal

Thomas E. Lanctot,        Gardner, Carton & Douglas            Partner (resigned
Principal                                                      6/00)

Louise Lane,
Principal

Mark Lane,
Principal

Robert C. Lanphier, IV,   Ag. Med, Inc.                        Chairman
Principal

 Name and Position With
William Blair & Company,      Name of Company and/or Principal
       L.L.C.                            Business                    Capacity
--------------------------   ------------------------------------  -------------

Ian M. Larkin,
Principal

Alan A. Lazzara,
Principal

Laura J. Lederman,
Principal

Daniel B. Lidawer,
Principal

Matt Litfin,
Principal

David K. Mabie,
Principal

Douglas W. Mabie,
Principal

James W. Mabie,
Principal

Timothy J. MacKenzie,
Principal

Annette Marker,
Principal

Kelly J. Martin,
Principal

Loui L. Marver,
Principal

Ralph Mastrangelo,
Principal

James D. McKinney,                  LEK Consulting                Advisory Board
Principal                                                             Member

 Name and Position with
William Blair & Company,               Name of Company amd/or Principal
         L.L.C.                                   Business                                    Capacity
--------------------------             ----------------------------------             ------------------------
Carlette C. McMullan,
Principal

James McMullan,                        The University of Mississippi                  Director
Principal                              Foundation

Mark L. McNay,
Principal

Mark Miller,
Principal

Arda Minocherhomjee,
Principal

Corey A. Minturn,
Principal

Judith B. Morley,
Principal

David W. Morrison,                     Bell Flavors & Fragrances, Inc.                Director
Principal

Terrence G. Muldoon,
Principal

Timothy M. Murray,                     Engineered Materials Corporation               Director
Principal                              PFS Web, Inc.                                  Director
                                       Portland Food Products, Incorporated           Director
                                       Towne Holdings, Inc.                           Director
                                       William Blair Capital Partners, VI, LLC        Managing Director
                                       William Blair Leveraged Capital                Partner
                                       Management

Bentley M. Myer,                       Delnor Community Hospital                      Director
Principal                              William Blair Funds                            Senior Vice President

Robert D. Newman,
Principal

Gregg S. Newmark,
Principal

  Name and Position with
 Willliam Blair & Company,     Name of Company and/or Principal
          L.L.C.                           Business                           Capacity
--------------------------     --------------------------------            --------------
John P. Nicholas,
Principal

Daniel J. Nichols,
Principal

Lynn A. Orlebeke,
Principal

John O'Toole,
Principal

Brett Paschke,
Principal

R. Scott Patterson,
Principal

William T. Patterson,
Principal

William C. Perlitz,
Principal

Michael A. Pitt,
Principal

Gregory J. Pusinelli,                 William Blair Funds                Senior Vice President
Principal

Peter Raphael,
Principal

Philip W. Reitz,                      Fairway Drive Funding Corp.        Director (resigned 8/01)
Principal                             XOLOX Corporation                  Advisory Board Member

David Ricci,
Principal

Stacey D. Riddell,
Principal

Name and Position with
William Blair & Company,        Name of Company and/or Principal
        L.L.C.                           Business                         Capacity
---------------------------     --------------------------------        --------------
William J. Roddy,
Principal

Daniel J. Roesner,
Principal

Jeffrey S. Rosenberg,
Principal

Eric B. Rowley,
Principal

Steven M. Ryan,
Principal

Alfred J. Salvino,
Principal

Thomas J. Salvino,
Principal

Michelle R. Seitz,              William Blair Funds                        Senior Vice President
Principal

Neal L. Seltzer,                Lake Shore Country Club                    Director
Principal                       Logos Capital                              Director
                                Scholarship and Guidance Foundation        Director
                                Serendipity Fund II, L.P.                  General Partner

Barbara J. Semens,
Principal

William Semmer,                 Chicago Home and Garden Magazine           Director
Principal

Lawrence I. Shagrin,
Principal

Richard K. Scheiner,
Principal

Terrance M. Shipp,
Principal

Name and Position with
William Blair & Company    Name of Comapny and/or Principle
       L.L.C.                     Business                         Capacity
------------------------   --------------------------------   --------------------
Arthur J. Simon,
Principal

Christopher R. Spahr,
Principal

Rita J. Spitz,
Principal

John B. Stebbins,
Principal

Philip W. Stekl,
Principal

Thomas H. Story,
Principal

Raymond Teborek,           Rental Max                         Director
Principal

Mark Timmerman,            DIY Home Warehouse, Incorporated   Director
Principal                  Prophet 21, Incorporated           Director

Samuel J. Tinaglia, Sr.

Norbert W. Truderung,      William Blair Funds                Senior Vice President
Principal

W. James Truettner, Jr.,
Principal

Franco Turrinelli,
Principal

Jeffrey A. Urbina,         William Blair Funds                Senior Vice President
Principal

Eric Vanderoef,
Principal

Name and Position with
William Blair & Company    Name of Comapny and/or Principle
       L.L.C.                          Business                     Capacity
------------------------   --------------------------------    --------------------
Marc J. Walfish,
Principal

James E. Washburn,
Principal

Kathleen A. Wieland,       Blue Egg Enterprises D/B/A Robin's  President (resigned 6/00)
Principal                  Bookshop

Daniel J. Wilson,
Principal

Thomas A. Wilson,
Principal

ITEM 27. Principal Underwriters
         ----------------------

         (a) William Blair & Company, L.L.C., principal underwriter for Registrant, also acts as investment advisor for the following investment companies (other than Registrant): Liberty All-Star Growth Fund, Inc., AssetMark Small/Mid Cap Growth Fund, a series of AssetMark Funds and Charles Schwab Multi-Manager International Growth Fund.

         (b) The main business address of each principal and officer of William Blair & Company, L.L.C., principal underwriter for Registrant, is 222 West Adams Street, Chicago, Illinois 60606. See Item 26 for information with respect to officers and principals of William Blair & Company, L.L.C.

         (c)   Not applicable.

ITEM 28. Location of Accounts and Records
         --------------------------------

         All such accounts, books and other documents are maintained by the Registrant's officers at the offices of the Registrant and the offices of the Investment Advisor, William Blair & Company, L.L.C., 222 West Adams Street, Chicago, Illinois 60606. Shareholder account information and original shareholder correspondence is also available at the offices of the Transfer Agent and Dividend Paying Agent, State Street Bank and Trust Company, P.O. Box 8506, Boston, Massachusetts 02266-8506.

ITEM 29. Management Services
         -------------------

         Not applicable.

ITEM 30. Undertakings
         ------------

         Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 26th day of June, 2002.

                                                       WILLIAM BLAIR FUNDS

                                                       By:/s/Marco Hanig
                                                          ----------------------
                                                          Marco Hanig, President

     Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacity indicated and on the 26th day of June, 2002.


Signature                                       Title
---------                                       -----
/s/ J. Grant Beadle*                            Trustee
------------------------------
J. Grant Beadle

/s/ Theodore A. Bosler*                         Trustee
------------------------------
Theodore A. Bosler

/s/ Conrad Fischer*                             Trustee (Chairman of the Board)
-------------------------------
Conrad Fischer

/s/ Ann P. McDermott*                           Trustee
------------------------------
Ann P. McDermott

/s/ John B. Schwemm*                            Trustee
------------------------------
John B. Schwemm

/s/ Robert E. Wood II*                          Trustee
------------------------------
Robert E. Wood II

/s/ Marco Hanig                                 President (Principal Executive Officer)
------------------------------
Marco Hanig

/s/ Terence M. Sullivan                         Treasurer (Principal Financial Officer, Principal
------------------------------                  Accounting Officer)
Terence M. Sullivan

* Marco Hanig signs this document pursuant to powers of attorney previously filed.